UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2004

Date of reporting period:         September 30, 2004



ITEM 1.  REPORT TO SHAREHOLDERS
===============================
                                                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO ..........................................   179
   EQUITY INCOME PORTFOLIO ...............................................   182
   INDEX PORTFOLIO .......................................................   185
   INTERNATIONAL EQUITY PORTFOLIO ........................................   200
   LARGE CAP APPRECIATION PORTFOLIO ......................................   204
   LARGE CAP VALUE PORTFOLIO .............................................   208
   LARGE COMPANY GROWTH PORTFOLIO ........................................   212
   OVERSEAS PORTFOLIO ....................................................   214
   SMALL CAP INDEX PORTFOLIO .............................................   219
   SMALL COMPANY GROWTH PORTFOLIO ........................................   236
   SMALL COMPANY VALUE PORTFOLIO .........................................   242

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ...................................   248
   STATEMENT OF OPERATIONS ...............................................   250
   STATEMENTS OF CHANGES IN NET ASSETS ...................................   252
   FINANCIAL HIGHLIGHTS ..................................................   258

NOTES TO FINANCIAL HIGHLIGHTS ............................................   260
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ............................................   261
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   267
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED) ............................................   268
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS ....................................................   270
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --


PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.53%

AMUSEMENT & RECREATION SERVICES - 2.61%
  129,400   INTERNATIONAL GAME TECHNOLOGY<<                      $    4,651,930
                                                                 --------------

APPAREL & ACCESSORY STORES - 2.01%
   97,400   AMERICAN EAGLE OUTFITTERS INCORPORATED                    3,589,190
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 2.55%
   74,100   PULTE HOMES INCORPORATED                                  4,547,517
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 2.16%
   98,400   HOME DEPOT INCORPORATED                                   3,857,280
                                                                 --------------

BUSINESS SERVICES - 13.83%
   97,100   ADOBE SYSTEMS INCORPORATED                                4,803,537
   81,900   ELECTRONIC ARTS INCORPORATED+<<                           3,766,581
  239,400   MICROSOFT CORPORATION                                     6,619,410
  143,200   ROBERT HALF INTERNATIONAL INCORPORATED                    3,690,264
  105,400   SYMANTEC CORPORATION+<<                                   5,784,352

                                                                     24,664,144
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.79%
   86,000   GENENTECH INCORPORATED+                                   4,508,120
  108,000   GILEAD SCIENCES INCORPORATED+<<                           4,037,040
  170,800   PFIZER INCORPORATED                                       5,226,480
  101,000   PROCTER & GAMBLE COMPANY                                  5,466,120

                                                                     19,237,760
                                                                 --------------

DEPOSITORY INSTITUTIONS - 2.20%
   98,700   JP MORGAN CHASE & COMPANY                                 3,921,351
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 14.27%
  112,000   AMPHENOL CORPORATION CLASS A+                             3,837,120
  190,200   COMVERSE TECHNOLOGY INCORPORATED+                         3,581,466
  138,900   GENERAL ELECTRIC COMPANY                                  4,664,262
  207,400   INTEL CORPORATION                                         4,160,444
   65,600   INTERNATIONAL BUSINESS MACHINES CORPORATION               5,624,544
  155,600   NETWORK APPLIANCE INCORPORATED+                           3,578,800

                                                                     25,446,636
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 4.34%
   51,000   FORTUNE BRANDS INCORPORATED                               3,778,590
  115,000   MASCO CORPORATION                                         3,970,950

                                                                      7,749,540
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.83%
   67,000   PEPSICO INCORPORATED                                      3,259,550
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.06%
   97,800   WILLIAMS-SONOMA INCORPORATED+                             3,672,390
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.60%
   76,200   3M COMPANY                                           $    6,093,714
  266,800   CISCO SYSTEMS INCORPORATED+                               4,829,080
  124,200   DELL INCORPORATED+                                        4,421,520

                                                                     15,344,314
                                                                 --------------

INSURANCE CARRIERS - 6.59%
  102,000   FIDELITY NATIONAL FINANCIAL INCORPORATED                  3,886,200
   73,000   SAFECO CORPORATION                                        3,332,450
   61,500   UNITEDHEALTH GROUP INCORPORATED                           4,535,010

                                                                     11,753,660
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 2.22%
   93,300   COACH INCORPORATED+<<                                     3,957,786
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 8.53%
   60,000   BAUSCH & LOMB INCORPORATED<<                              3,987,000
   71,000   BECTON DICKINSON & COMPANY                                3,670,700
   72,000   STRYKER CORPORATION<<                                     3,461,760
   51,800   ZIMMER HOLDINGS INCORPORATED+                             4,094,272

                                                                     15,213,732
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 2.54%
   84,800   COVENTRY HEALTH CARE INCORPORATED+<<                      4,525,776
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.50%
  110,800   JOHNSON & JOHNSON                                         6,241,364
                                                                 --------------

MISCELLANEOUS RETAIL - 4.96%
   94,200   COSTCO WHOLESALE CORPORATION                              3,914,952
   92,900   WAL-MART STORES INCORPORATED                              4,942,280

                                                                      8,857,232
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.94%
   37,000   UNITED TECHNOLOGIES CORPORATION                           3,455,060
                                                                 --------------

TOTAL COMMON STOCK (COST $160,187,908)                              173,946,212
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.25%
            COLLATERAL FOR SECURITY LENDING                          25,413,115

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,413,115)           25,413,115
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 2.53%

MUTUAL FUND - 2.53%
4,504,359   WELLS FARGO MONEY MARKET TRUST~++                    $    4,504,359
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,504,359)                        4,504,359
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $190,105,382)*                                114.31%      $  203,863,686
OTHER ASSETS AND LIABILITIES, NET                   (14.31)         (25,522,382)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  178,341,304
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~    THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY

     PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,504,359.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $190,105,382 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $18,765,979
       GROSS UNREALIZED DEPRECIATION                   (5,007,675)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $13,758,304

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 99.79%

BUSINESS SERVICES - 1.61%
1,010,400   MICROSOFT CORPORATION                                $   27,937,560
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 11.26%
  415,325   ABBOTT LABORATORIES<<                                    17,593,167
  379,272   AIR PRODUCTS & CHEMICALS INCORPORATED                    20,624,811
  752,984   DU PONT (E.I.) DE NEMOURS & COMPANY                      32,227,715
   42,477   HOSPIRA INCORPORATED+                                     1,299,796
  464,685   MERCK & COMPANY INCORPORATED                             15,334,605
  941,935   PFIZER INCORPORATED                                      28,823,211
  736,510   PROCTER & GAMBLE COMPANY                                 39,859,921
  933,581   ROHM & HAAS COMPANY                                      40,115,976

                                                                    195,879,202
                                                                 --------------

COMMUNICATIONS - 3.46%
   33,640   AT&T CORPORATION                                            481,725
  464,890   SBC COMMUNICATIONS INCORPORATED                          12,063,895
1,209,886   VERIZON COMMUNICATIONS INCORPORATED                      47,645,311

                                                                     60,190,931
                                                                 --------------

DEPOSITORY INSTITUTIONS - 13.61%
  850,970   BANK OF AMERICA CORPORATION                              36,872,530
1,072,765   CITIGROUP INCORPORATED                                   47,330,392
1,605,415   JP MORGAN CHASE & COMPANY                                63,783,138
2,129,301   US BANCORP                                               61,536,799
  577,915   WACHOVIA CORPORATION<<                                   27,133,109

                                                                    236,655,968
                                                                 --------------

EATING & DRINKING PLACES - 2.83%
  1,756,720  MCDONALD'S CORPORATION                                  49,240,862
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.55%
   25,858   DOMINION RESOURCES INCORPORATED<<                         1,687,234
  211,145   FIRSTENERGY CORPORATION                                   8,673,837
  262,210   FPL GROUP INCORPORATED<<                                 17,914,187
  783,265   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<           33,367,089

                                                                     61,642,347
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 12.36%
  951,650   EMERSON ELECTRIC COMPANY                                 58,897,618
2,015,144   GENERAL ELECTRIC COMPANY                                 67,668,536
  440,700   INTEL CORPORATION                                         8,840,442
  577,367   INTERNATIONAL BUSINESS MACHINES CORPORATION              49,503,447
  896,635   MOTOROLA INCORPORATED                                    16,175,295
1,015,670   NOKIA OYJ ADR                                            13,934,992

                                                                    215,020,330
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 3.64%
  854,510   FORTUNE BRANDS INCORPORATED                              63,310,646
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS - 6.10%
1,199,795   PEPSICO INCORPORATED                                 $   58,370,027
2,084,275   SARA LEE CORPORATION<<                                   47,646,526

                                                                    106,016,553
                                                                 --------------

GENERAL MERCHANDISE STORES - 4.58%
1,144,045   MAY DEPARTMENT STORES COMPANY<<                          29,321,874
1,113,845   TARGET CORPORATION                                       50,401,486

                                                                     79,723,360
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.51%
  546,091   3M COMPANY                                               43,670,897
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.21%
  545,880   METLIFE INCORPORATED                                     21,098,262
                                                                 --------------

INSURANCE CARRIERS - 5.65%
  131,019   AEGON NV<<                                                1,415,005
  462,195   ALLSTATE CORPORATION                                     22,180,738
  606,643   AMERICAN INTERNATIONAL GROUP INCORPORATED                41,245,658
1,012,150   ST PAUL COMPANIES INCORPORATED                           33,461,679

                                                                     98,303,080
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.93%
  275,000   BAXTER INTERNATIONAL INCORPORATED                         8,844,000
  478,959   BECTON DICKINSON & COMPANY<<                             24,762,180

                                                                     33,606,180
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.72%
2,859,815   HEWLETT-PACKARD COMPANY                                  53,621,531
  505,315   JOHNSON & JOHNSON<<                                      28,464,394

                                                                     82,085,925
                                                                 --------------

MOTION PICTURES - 1.32%
1,015,640   WALT DISNEY COMPANY                                      22,902,682
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.73%
  923,430   AMERICAN EXPRESS COMPANY<<                               47,519,708
                                                                 --------------

PAPER & ALLIED PRODUCTS - 1.06%
  284,700   KIMBERLY-CLARK CORPORATION                               18,388,773
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.15%
  466,108   BP PLC ADR                                               26,815,193
  931,470   CHEVRONTEXACO CORPORATION                                49,964,051
  310,175   CONOCOPHILLIPS                                           25,697,999
1,563,286   EXXON MOBIL CORPORATION                                  75,553,612
  307,034   ROYAL DUTCH PETROLEUM COMPANY                            15,842,955

                                                                    193,873,810
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 0.78%
  275,000   MORGAN STANLEY                                           13,557,500
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TOBACCO PRODUCTS - 1.47%
   542,100    ALTRIA GROUP INCORPORATED<<                        $   25,500,384
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.26%
 1,093,630   HONEYWELL INTERNATIONAL INCORPORATED                    39,217,573
                                                                 --------------

TOTAL COMMON STOCK (COST $1,342,116,031)                          1,735,342,533
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.71%
            COLLATERAL FOR SECURITY LENDING                          81,953,982

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $81,953,982)           81,953,982
                                                                 --------------
SHORT-TERM INVESTMENTS - 0.12%

MUTUAL FUND - 0.12%
 2,046,487   WELLS FARGO MONEY MARKET TRUST~++                        2,046,487
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,046,487)                        2,046,487
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,426,116,500)*                              104.62%      $1,819,343,002
OTHER ASSETS AND LIABILITIES, NET                    (4.62)         (80,282,988)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $1,739,060,014
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~    THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY

     PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,046,487.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,426,116,500 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                $444,164,833
       GROSS UNREALIZED DEPRECIATION                 (50,938,331)
                                                    ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)   $393,226,502

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 98.84%

AMUSEMENT & RECREATION SERVICES - 0.17%
   19,620   HARRAH'S ENTERTAINMENT INCORPORATED<<                $    1,039,468
   60,409   INTERNATIONAL GAME TECHNOLOGY<<                           2,171,703

                                                                      3,211,171
                                                                 --------------

APPAREL & ACCESSORY STORES - 0.47%
  158,415   GAP INCORPORATED<<                                        2,962,361
   59,891   KOHL'S CORPORATION+                                       2,886,147
   82,835   LIMITED BRANDS                                            1,846,392
   24,614   NORDSTROM INCORPORATED<<                                    941,239

                                                                      8,636,139
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.13%
   21,859   JONES APPAREL GROUP INCORPORATED                            782,552
   18,881   LIZ CLAIBORNE INCORPORATED                                  712,191
   19,326   VF CORPORATION                                              955,671

                                                                      2,450,414
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
   46,731   AUTONATION INCORPORATED+<<                                  798,166
   14,573   AUTOZONE INCORPORATED+<<                                  1,125,764

                                                                      1,923,930
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
   11,286   RYDER SYSTEM INCORPORATED                                   530,893
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.17%
   21,661   CENTEX CORPORATION<<                                      1,093,014
    8,116   KB HOME                                                     685,721
   22,246   PULTE HOMES INCORPORATED                                  1,365,237

                                                                      3,143,972
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.28%
  384,828   HOME DEPOT INCORPORATED                                  15,085,258
  136,658   LOWE'S COMPANIES INCORPORATED                             7,427,362
   24,954   SHERWIN-WILLIAMS COMPANY                                  1,096,978

                                                                     23,609,598
                                                                 --------------

BUSINESS SERVICES - 7.19%
   42,029   ADOBE SYSTEMS INCORPORATED                                2,079,175
   22,431   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<      1,248,734
   19,894   AUTODESK INCORPORATED                                       967,445
  102,393   AUTOMATIC DATA PROCESSING INCORPORATED                    4,230,879
   39,103   BMC SOFTWARE INCORPORATED+                                  618,218
  185,047   CENDANT CORPORATION                                       3,997,015
   29,648   CITRIX SYSTEMS INCORPORATED+                                519,433
  102,602   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<          2,698,433
   33,079   COMPUTER SCIENCES CORPORATION+<<                          1,558,021
   67,692   COMPUWARE CORPORATION+                                      348,614

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

BUSINESS SERVICES (CONTINUED)
   24,985   CONVERGYS CORPORATION+                               $      335,549
    8,769   DELUXE CORPORATION                                          359,704
  115,867   EBAY INCORPORATED+                                       10,652,812
   53,229   ELECTRONIC ARTS INCORPORATED+<<                           2,448,002
   89,807   ELECTRONIC DATA SYSTEMS CORPORATION                       1,741,358
   23,878   EQUIFAX INCORPORATED<<                                      629,424
  150,300   FIRST DATA CORPORATION                                    6,538,050
   34,229   FISERV INCORPORATED+                                      1,193,223
   40,991   IMS HEALTH INCORPORATED                                     980,505
   73,993   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<              783,586
   33,576   INTUIT INCORPORATED+                                      1,524,350
   16,327   MERCURY INTERACTIVE CORPORATION+<<                          569,486
1,905,820   MICROSOFT CORPORATION                                    52,695,923
   20,789   MONSTER WORLDWIDE INCORPORATED+                             512,241
   16,511   NCR CORPORATION+<<                                          818,780
   67,779   NOVELL INCORPORATED+                                        427,685
   32,822   OMNICOM GROUP INCORPORATED                                2,397,975
  906,359   ORACLE CORPORATION+                                      10,223,730
   47,173   PARAMETRIC TECHNOLOGY CORPORATION+                          249,073
   64,308   PEOPLESOFT INCORPORATED+                                  1,276,514
   30,202   ROBERT HALF INTERNATIONAL INCORPORATED                      778,306
   88,605   SIEBEL SYSTEMS INCORPORATED+                                668,082
  583,010   SUN MICROSYSTEMS INCORPORATED+                            2,355,360
   50,551   SUNGARD DATA SYSTEMS INCORPORATED+                        1,201,597
   55,241   SYMANTEC CORPORATION+<<                                   3,031,626
   58,693   UNISYS CORPORATION+                                         605,712
   75,868   VERITAS SOFTWARE CORPORATION+                             1,350,450
  238,488   YAHOO! INCORPORATED+<<                                    8,087,128

                                                                    132,702,198
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.61%
  273,647   ABBOTT LABORATORIES<<                                    11,591,687
   39,840   AIR PRODUCTS & CHEMICALS INCORPORATED                     2,166,499
   15,897   ALBERTO-CULVER COMPANY CLASS B                              691,202
  221,913   AMGEN INCORPORATED+                                      12,578,029
   19,362   AVERY DENNISON CORPORATION                                1,273,632
   82,886   AVON PRODUCTS INCORPORATED<<                              3,620,461
  340,960   BRISTOL-MYERS SQUIBB COMPANY                              8,070,523
   32,904   CHIRON CORPORATION+<<                                     1,454,357
   37,343   CLOROX COMPANY                                            1,990,382
   93,086   COLGATE PALMOLIVE COMPANY                                 4,205,625
  164,668   DOW CHEMICAL COMPANY                                      7,439,700
  174,916   DU PONT (E.I.) DE NEMOURS & COMPANY                       7,486,405
   13,645   EASTMAN CHEMICAL COMPANY                                    648,820
   45,125   ECOLAB INCORPORATED                                       1,418,730
  198,172   ELI LILLY & COMPANY                                      11,900,229
   64,903   FOREST LABORATORIES INCORPORATED+<<                       2,919,337
   39,963   GENZYME CORPORATION+<<                                    2,174,387

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
   75,471   GILEAD SCIENCES INCORPORATED+<<                      $    2,821,106
  175,608   GILLETTE COMPANY                                          7,329,878
    8,902   GREAT LAKES CHEMICAL CORPORATION                            227,891
   27,353   HOSPIRA INCORPORATED+                                       837,002
   16,516   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED             630,911
   42,341   KING PHARMACEUTICALS INCORPORATED+                          505,552
   43,689   MEDIMMUNE INCORPORATED+<<                                 1,035,429
  388,905   MERCK & COMPANY INCORPORATED                             12,833,865
   46,805   MONSANTO COMPANY                                          1,704,638
   47,104   MYLAN LABORATORIES INCORPORATED                             847,872
1,323,536   PFIZER INCORPORATED                                      40,500,202
   30,107   PPG INDUSTRIES INCORPORATED<<                             1,844,957
   56,956   PRAXAIR INCORPORATED<<                                    2,434,299
  445,610   PROCTER & GAMBLE COMPANY                                 24,116,413
   39,324   ROHM & HAAS COMPANY                                       1,689,752
  258,085   SCHERING-PLOUGH CORPORATION<<                             4,919,100
   12,112   SIGMA-ALDRICH CORPORATION                                   702,496
   19,185   WATSON PHARMACEUTICALS INCORPORATED+                        565,190
  233,796   WYETH                                                     8,743,970

                                                                    195,920,528
                                                                 --------------

COMMUNICATIONS - 4.54%
   54,031   ALLTEL CORPORATION<<                                      2,966,842
  139,301   AT&T CORPORATION                                          1,994,790
  478,450   AT&T WIRELESS SERVICES INCORPORATED+                      7,071,491
   79,340   AVAYA INCORPORATED+                                       1,106,000
  320,900   BELLSOUTH CORPORATION                                     8,702,808
   23,667   CENTURYTEL INCORPORATED<<                                   810,358
  103,422   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                 3,223,664
  391,733   COMCAST CORPORATION CLASS A+                             11,062,540
  195,188   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<             4,653,282
  318,156   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+          1,059,460
  580,831   SBC COMMUNICATIONS INCORPORATED                          15,072,564
  254,617   SPRINT CORPORATION-FON GROUP<<                            5,125,440
   56,540   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<          1,787,229
  485,270   VERIZON COMMUNICATIONS INCORPORATED                      19,109,933

                                                                     83,746,401
                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.58%
   62,004   AMSOUTH BANCORPORATION<<                                  1,512,898
  712,991   BANK OF AMERICA CORPORATION                              30,893,900
  136,376   BANK OF NEW YORK COMPANY INCORPORATED                     3,978,088
   97,183   BB&T CORPORATION                                          3,857,193
  908,020   CITIGROUP INCORPORATED                                   40,061,842
   30,042   COMERICA INCORPORATED                                     1,782,993
   99,901   FIFTH THIRD BANCORP                                       4,917,127
   21,646   FIRST HORIZON NATIONAL CORPORATION<<                        938,571
   26,780   GOLDEN WEST FINANCIAL CORPORATION                         2,971,241

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
   40,260   HUNTINGTON BANCSHARES INCORPORATED                   $    1,002,877
  624,368   JP MORGAN CHASE & COMPANY                                24,806,141
   71,307   KEYCORP                                                   2,253,301
   20,522   M&T BANK CORPORATION                                      1,963,955
   39,060   MARSHALL & ILSLEY CORPORATION<<                           1,574,118
   74,321   MELLON FINANCIAL CORPORATION                              2,057,948
  116,169   NATIONAL CITY CORPORATION                                 4,486,447
   54,671   NORTH FORK BANCORPORATION INCORPORATED<<                  2,430,126
   38,530   NORTHERN TRUST CORPORATION                                1,572,024
   49,493   PNC FINANCIAL SERVICES GROUP                              2,677,571
   80,996   REGIONS FINANCIAL CORPORATION                             2,677,728
   58,344   SOUTHTRUST CORPORATION                                    2,430,611
   60,168   SOVEREIGN BANCORP INCORPORATED                            1,312,866
   58,941   STATE STREET CORPORATION                                  2,517,370
   62,785   SUNTRUST BANKS INCORPORATED                               4,420,692
   54,233   SYNOVUS FINANCIAL CORPORATION                             1,418,193
  329,409   US BANCORP                                                9,519,920
  229,516   WACHOVIA CORPORATION                                     10,775,776
  152,945   WASHINGTON MUTUAL INCORPORATED                            5,977,091
  295,996   WELLS FARGO & COMPANY++                                  17,650,241
   15,690   ZIONS BANCORPORATION                                        957,718

                                                                    195,396,567
                                                                 --------------

EATING & DRINKING PLACES - 0.52%
   27,659   DARDEN RESTAURANTS INCORPORATED                             645,008
  220,200   MCDONALD'S CORPORATION                                    6,172,206
   19,907   WENDY'S INTERNATIONAL INCORPORATED                          668,875
   50,932   YUM! BRANDS INCORPORATED                                  2,070,895

                                                                      9,556,984
                                                                 --------------

EDUCATIONAL SERVICES - 0.13%
   33,807   APOLLO GROUP INCORPORATED CLASS A+                        2,480,420
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.26%
  113,306   AES CORPORATION+                                          1,131,927
   22,280   ALLEGHENY ENERGY INCORPORATED+<<                            355,589
   55,775   ALLIED WASTE INDUSTRIES INCORPORATED+<<                     493,609
   34,053   AMEREN CORPORATION                                        1,571,546
   69,352   AMERICAN ELECTRIC POWER COMPANY INCORPORATED              2,216,490
   77,796   CALPINE CORPORATION+<<                                      225,608
   53,907   CENTERPOINT ENERGY INCORPORATED<<                           558,476
   31,652   CINERGY CORPORATION<<                                     1,253,419
   58,118   CITIZENS COMMUNICATIONS COMPANY<<                           778,200
   28,269   CMS ENERGY CORPORATION+<<                                   269,121
   42,322   CONSOLIDATED EDISON INCORPORATED<<                        1,779,217
   30,756   CONSTELLATION ENERGY GROUP INCORPORATED                   1,225,319
   57,883   DOMINION RESOURCES INCORPORATED                           3,776,866
   30,452   DTE ENERGY COMPANY<<                                      1,284,770

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
  164,379   DUKE ENERGY CORPORATION<<                            $    3,762,635
   66,525   DYNEGY INCORPORATED CLASS A+<<                              331,960
   57,109   EDISON INTERNATIONAL                                      1,513,960
  112,358   EL PASO CORPORATION                                       1,032,570
   39,773   ENTERGY CORPORATION                                       2,410,642
  115,714   EXELON CORPORATION                                        4,245,547
   57,815   FIRSTENERGY CORPORATION                                   2,375,040
   32,472   FPL GROUP INCORPORATED                                    2,218,487
   28,076   KEYSPAN CORPORATION                                       1,100,579
   21,654   KINDER MORGAN INCORPORATED<<                              1,360,304
    7,723   NICOR INCORPORATED                                          283,434
   46,185   NISOURCE INCORPORATED                                       970,347
    6,596   PEOPLES ENERGY CORPORATION                                  274,921
   70,272   PG&E CORPORATION+                                         2,136,269
   16,006   PINNACLE WEST CAPITAL CORPORATION                           664,249
   33,112   PPL CORPORATION                                           1,562,224
   43,259   PROGRESS ENERGY INCORPORATED                              1,831,586
   41,582   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED              1,771,393
   40,630   SEMPRA ENERGY                                             1,470,400
  129,391   SOUTHERN COMPANY<<                                        3,879,142
   34,842   TECO ENERGY INCORPORATED<<                                  471,412
   52,026   TXU CORPORATION                                           2,493,086
  101,641   WASTE MANAGEMENT INCORPORATED                             2,779,179
   91,564   WILLIAMS COMPANIES INCORPORATED<<                         1,107,924
   70,082   XCEL ENERGY INCORPORATED                                  1,213,820

                                                                     60,181,267
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.33%
  141,788   ADC TELECOMMUNICATIONS INCORPORATED+<<                      256,636
   62,213   ADVANCED MICRO DEVICES INCORPORATED+<<                      808,769
   65,160   ALTERA CORPORATION+                                       1,275,181
   35,125   AMERICAN POWER CONVERSION CORPORATION                       610,824
   66,324   ANALOG DEVICES INCORPORATED                               2,572,045
   28,185   ANDREW CORPORATION+<<                                       344,984
   54,888   APPLIED MICRO CIRCUITS CORPORATION+                         171,799
   56,456   BROADCOM CORPORATION CLASS A+<<                           1,540,684
   99,766   CIENA CORPORATION+<<                                        197,537
   34,291   COMVERSE TECHNOLOGY INCORPORATED+<<                         645,700
   16,597   COOPER INDUSTRIES LIMITED CLASS A                           979,223
   73,644   EMERSON ELECTRIC COMPANY                                  4,557,827
1,850,701   GENERAL ELECTRIC COMPANY                                 62,146,540
1,124,452   INTEL CORPORATION                                        22,556,507
  293,635   INTERNATIONAL BUSINESS MACHINES CORPORATION              25,176,265
   35,224   JABIL CIRCUIT INCORPORATED+<<                               810,152
  252,438   JDS UNIPHASE CORPORATION+                                   850,716
   34,419   KLA-TENCOR CORPORATION+<<                                 1,427,700
   53,900   LINEAR TECHNOLOGY CORPORATION                             1,953,336
   67,467   LSI LOGIC CORPORATION+<<                                    290,783

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
  755,386   LUCENT TECHNOLOGIES INCORPORATED+<<                  $    2,394,574
   56,922   MAXIM INTEGRATED PRODUCTS INCORPORATED                    2,407,231
   13,834   MAYTAG CORPORATION<<                                        254,131
  107,183   MICRON TECHNOLOGY INCORPORATED+<<                         1,289,411
   33,239   MOLEX INCORPORATED                                          991,187
  414,117   MOTOROLA INCORPORATED                                     7,470,671
   62,769   NATIONAL SEMICONDUCTOR CORPORATION<<                        972,292
   62,695   NETWORK APPLIANCE INCORPORATED+<<                         1,441,985
   25,025   NOVELLUS SYSTEMS INCORPORATED+<<                            665,415
   29,192   NVIDIA CORPORATION+<<                                       423,868
   31,014   PMC-SIERRA INCORPORATED+<<                                  273,233
   14,697   POWER-ONE INCORPORATED+                                      95,237
   16,190   QLOGIC CORPORATION+                                         479,386
  285,322   QUALCOMM INCORPORATED                                    11,138,971
   31,031   ROCKWELL COLLINS INCORPORATED                             1,152,491
   91,349   SANMINA-SCI CORPORATION+<<                                  644,010
   26,847   SCIENTIFIC-ATLANTA INCORPORATED                             695,874
  168,565   SOLECTRON CORPORATION+                                      834,397
   72,955   TELLABS INCORPORATED+<<                                     670,456
  303,431   TEXAS INSTRUMENTS INCORPORATED                            6,457,012
   11,636   WHIRLPOOL CORPORATION<<                                     699,207
   60,837   XILINX INCORPORATED                                       1,642,599

                                                                    172,266,846
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.33%
   14,624   FLUOR CORPORATION<<                                         651,060
   25,942   MOODY'S CORPORATION                                       1,900,252
   66,273   PAYCHEX INCORPORATED                                      1,998,131
   17,858   QUEST DIAGNOSTICS INCORPORATED                            1,575,433

                                                                      6,124,876
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.58%
   19,696   BALL CORPORATION                                            737,221
   10,341   CRANE COMPANY                                               299,062
   25,247   FORTUNE BRANDS INCORPORATED                               1,870,550
   52,981   ILLINOIS TOOL WORKS INCORPORATED                          4,936,240
   75,947   MASCO CORPORATION                                         2,622,450
   10,133   SNAP-ON INCORPORATED                                        279,265

                                                                     10,744,788
                                                                 --------------

FINANCIAL SERVICES - 0.03%
   41,956   JANUS CAPITAL GROUP INCORPORATED<<                          571,021
                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.52%
    6,552   ADOLPH COORS COMPANY CLASS B<<                              445,012
  140,402   ANHEUSER-BUSCH COMPANIES INCORPORATED                     7,013,080
  114,099   ARCHER-DANIELS-MIDLAND COMPANY                            1,937,401
   71,952   CAMPBELL SOUP COMPANY                                     1,891,618

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
  425,291   COCA COLA COMPANY                                    $   17,032,905
   82,209   COCA COLA ENTERPRISES INCORPORATED                        1,553,750
   92,622   CONAGRA FOODS INCORPORATED                                2,381,312
   66,641   GENERAL MILLS INCORPORATED                                2,992,181
   19,591   HERCULES INCORPORATED+                                      279,172
   43,164   HERSHEY FOODS CORPORATION                                 2,016,190
   61,253   HJ HEINZ COMPANY                                          2,206,333
   72,464   KELLOGG COMPANY                                           3,091,314
   24,027   MCCORMICK & COMPANY INCORPORATED                            825,087
   44,583   PEPSI BOTTLING GROUP INCORPORATED                         1,210,428
  296,936   PEPSICO INCORPORATED                                     14,445,936
  139,046   SARA LEE CORPORATION                                      3,178,592
   39,396   WM WRIGLEY JR COMPANY                                     2,494,161

                                                                     64,994,472
                                                                 --------------

FOOD STORES - 0.37%
   64,469   ALBERTSON'S INCORPORATED<<                                1,542,743
  129,553   KROGER COMPANY+                                           2,010,663
   69,668   STARBUCKS CORPORATION+<<                                  3,167,107
   24,898   WINN-DIXIE STORES INCORPORATED<<                             76,935

                                                                      6,797,448
                                                                 --------------

FORESTRY - 0.15%
   41,972   WEYERHAEUSER COMPANY                                      2,790,299
                                                                 --------------

FURNITURE & FIXTURES - 0.10%
   33,598   LEGGETT & PLATT INCORPORATED                                944,104
   48,185   NEWELL RUBBERMAID INCORPORATED                              965,627

                                                                      1,909,731
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.94%
   20,192   BIG LOTS INCORPORATED+<<                                    246,948
   57,563   DOLLAR GENERAL CORPORATION                                1,159,894
   29,497   FAMILY DOLLAR STORES INCORPORATED<<                         799,369
   31,517   FEDERATED DEPARTMENT STORES INCORPORATED<<                1,431,817
   50,515   JC PENNEY COMPANY INCORPORATED                            1,782,169
   51,084   MAY DEPARTMENT STORES COMPANY                             1,309,283
   37,163   SEARS ROEBUCK & COMPANY<<                                 1,480,946
  158,340   TARGET CORPORATION                                        7,164,885
   85,670   TJX COMPANIES INCORPORATED<<                              1,888,167

                                                                     17,263,478
                                                                 --------------

HEALTH SERVICES - 0.63%
   59,315   BIOGEN IDEC INCORPORATED+<<                               3,628,298
   81,681   CAREMARK RX INCORPORATED+                                 2,619,510
   84,603   HCA INCORPORATED<<                                        3,227,604
   42,665   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<        871,646
   15,328   MANOR CARE INCORPORATED                                     459,227

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HEALTH SERVICES (CONTINUED)
   81,706   TENET HEALTHCARE CORPORATION+<<                      $      881,608

                                                                     11,687,893
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.45%
   16,590   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<         577,000
   70,625   EQUITY OFFICE PROPERTIES TRUST                            1,924,531
   49,198   EQUITY RESIDENTIAL                                        1,525,138
   32,133   PLUM CREEK TIMBER COMPANY<<                               1,125,619
   31,868   PROLOGIS                                                  1,123,028
   36,485   SIMON PROPERTY GROUP INCORPORATED<<                       1,956,691

                                                                      8,232,007
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
   52,685   BED BATH & BEYOND INCORPORATED+                           1,955,140
   56,967   BEST BUY COMPANY INCORPORATED                             3,089,890
   34,843   CIRCUIT CITY STORES INCORPORATED                            534,492
   27,985   RADIO SHACK CORPORATION                                     801,490

                                                                      6,381,012
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
   67,474   HILTON HOTELS CORPORATION<<                               1,271,210
   40,121   MARRIOTT INTERNATIONAL INCORPORATED CLASS A               2,084,687
   36,488   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<        1,693,773

                                                                      5,049,670
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.56%
  137,196   3M COMPANY                                               10,971,564
   37,496   AMERICAN STANDARD COMPANIES INCORPORATED+<<               1,458,969
   67,997   APPLE COMPUTER INCORPORATED+                              2,634,884
  297,674   APPLIED MATERIALS INCORPORATED+                           4,908,644
   58,501   BAKER HUGHES INCORPORATED<<                               2,557,664
   14,048   BLACK & DECKER CORPORATION                                1,087,877
   60,075   CATERPILLAR INCORPORATED                                  4,833,034
1,185,186   CISCO SYSTEMS INCORPORATED+                              21,451,866
    7,765   CUMMINS INCORPORATED<<                                      573,756
   43,497   DEERE & COMPANY                                           2,807,731
  437,619   DELL INCORPORATED+                                       15,579,236
   35,640   DOVER CORPORATION                                         1,385,327
  421,502   EMC CORPORATION+                                          4,864,133
   65,328   GATEWAY INCORPORATED+                                       323,374
   30,379   INGERSOLL-RAND COMPANY CLASS A                            2,064,861
   22,702   LEXMARK INTERNATIONAL INCORPORATED+                       1,907,195
   21,927   PALL CORPORATION                                            536,773
   20,936   PARKER HANNIFIN CORPORATION                               1,232,293
   40,513   PITNEY BOWES INCORPORATED                                 1,786,623
   14,356   STANLEY WORKS                                               610,561
   41,953   SYMBOL TECHNOLOGIES INCORPORATED                            530,286

                                                                     84,106,651
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INSURANCE AGENTS, BROKERS & SERVICE - 0.91%
   49,784   ACE LIMITED                                          $    1,994,347
   55,362   AON CORPORATION<<                                         1,591,104
   27,938   HUMANA INCORPORATED+<<                                      558,201
   23,921   JEFFERSON-PILOT CORPORATION                               1,187,917
   91,257   MARSH & MCLENNAN COMPANIES INCORPORATED<<                 4,175,920
   47,696   MEDCO HEALTH SOLUTIONS INCORPORATED+                      1,473,807
  131,488   METLIFE INCORPORATED                                      5,082,011
   51,955   UNUMPROVIDENT CORPORATION<<                                 815,174

                                                                     16,878,481
                                                                 --------------

INSURANCE CARRIERS - 4.86%
   26,917   AETNA INCORPORATED<<                                      2,689,816
   88,895   AFLAC INCORPORATED                                        3,485,573
  121,470   ALLSTATE CORPORATION                                      5,829,345
   19,010   AMBAC FINANCIAL GROUP INCORPORATED                        1,519,849
  456,686   AMERICAN INTERNATIONAL GROUP INCORPORATED                31,050,081
   24,471   ANTHEM INCORPORATED+<<                                    2,135,095
   33,479   CHUBB CORPORATION<<                                       2,352,904
   24,106   CIGNA CORPORATION<<                                       1,678,501
   29,501   CINCINNATI FINANCIAL CORPORATION                          1,216,031
   51,391   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED            3,182,645
   30,847   LINCOLN NATIONAL CORPORATION                              1,449,809
   32,513   LOEWS CORPORATION                                         1,902,011
   25,109   MBIA INCORPORATED<<                                       1,461,595
   17,268   MGIC INVESTMENT CORPORATION                               1,149,185
   54,936   PRINCIPAL FINANCIAL GROUP INCORPORATED                    1,976,048
   38,043   PROGRESSIVE CORPORATION                                   3,224,144
   90,972   PRUDENTIAL FINANCIAL INCORPORATED<<                       4,279,323
   22,068   SAFECO CORPORATION                                        1,007,404
  117,225   ST PAUL COMPANIES INCORPORATED                            3,875,459
   19,222   TORCHMARK CORPORATION                                     1,022,226
  116,511   UNITEDHEALTH GROUP INCORPORATED<<                         8,591,521
   27,530   WELLPOINT HEALTH NETWORKS INCORPORATED+                   2,893,128
   24,256   XL CAPITAL LIMITED CLASS A<<                              1,794,701

                                                                     89,766,394
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.08%
   32,985   COACH INCORPORATED+<<                                     1,399,224
                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.12%
   45,254   GEORGIA-PACIFIC CORPORATION                               1,626,882
   19,154   LOUISIANA-PACIFIC CORPORATION                               497,046

                                                                      2,123,928
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 3.18%
   85,119   AGILENT TECHNOLOGIES INCORPORATED+<<                      1,836,017
   23,088   ALLERGAN INCORPORATED<<                                   1,675,034
   35,378   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                667,583
    9,323   BAUSCH & LOMB INCORPORATED                                  619,513

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (CONTINUED)
  107,763   BAXTER INTERNATIONAL INCORPORATED                    $    3,465,658
   43,917   BECTON DICKINSON & COMPANY                                2,270,509
   44,524   BIOMET INCORPORATED<<                                     2,087,285
  147,619   BOSTON SCIENTIFIC CORPORATION+                            5,864,903
   18,374   C.R. BARD INCORPORATED                                    1,040,520
   54,034   DANAHER CORPORATION<<                                     2,770,864
   50,237   EASTMAN KODAK COMPANY<<                                   1,618,636
   20,145   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<           1,175,058
   55,140   GUIDANT CORPORATION                                       3,641,446
  211,992   MEDTRONIC INCORPORATED                                   11,002,385
    8,690   MILLIPORE CORPORATION+<<                                    415,816
   22,459   PERKINELMER INCORPORATED                                    386,744
   79,069   RAYTHEON COMPANY                                          3,003,041
   32,310   ROCKWELL AUTOMATION INCORPORATED<<                        1,250,397
   31,024   ST. JUDE MEDICAL INCORPORATED+                            2,335,176
   70,333   STRYKER CORPORATION<<                                     3,381,611
   16,081   TEKTRONIX INCORPORATED                                      534,693
   34,027   TERADYNE INCORPORATED+<<                                    455,962
   28,621   THERMO ELECTRON CORPORATION+                                773,339
   20,723   WATERS CORPORATION+                                         913,884
  147,082   XEROX CORPORATION+<<                                      2,070,915
   42,953   ZIMMER HOLDINGS INCORPORATED+                             3,395,005

                                                                     58,651,994
                                                                 --------------

METAL MINING - 0.34%
   31,034   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<     1,256,877
   77,715   NEWMONT MINING CORPORATION<<                              3,538,364
   16,476   PHELPS DODGE CORPORATION<<                                1,516,286

                                                                      6,311,527
                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
   17,922   VULCAN MATERIALS COMPANY                                    913,126
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.02%
   26,555   EATON CORPORATION                                         1,683,853
   30,998   HASBRO INCORPORATED                                         582,762
  529,342   HEWLETT-PACKARD COMPANY                                   9,925,162
   16,174   ITT INDUSTRIES INCORPORATED                               1,293,758
  520,264   JOHNSON & JOHNSON                                        29,306,471
   72,586   MATTEL INCORPORATED                                       1,315,984
   25,613   TIFFANY & COMPANY                                           787,344
  352,110   TYCO INTERNATIONAL LIMITED                               10,795,693

                                                                     55,691,027
                                                                 --------------

MISCELLANEOUS RETAIL - 3.12%
   80,836   COSTCO WHOLESALE CORPORATION<<                            3,359,544
   70,008   CVS CORPORATION                                           2,949,437
   14,639   DILLARDS INCORPORATED CLASS A                               288,974
   13,600   EXPRESS SCRIPTS INCORPORATED+<<                             888,624

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MISCELLANEOUS RETAIL (CONTINUED)
   54,912   OFFICE DEPOT INCORPORATED+                           $      825,327
   87,217   STAPLES INCORPORATED<<                                    2,600,811
   37,505   TOYS R US INCORPORATED+<<                                   665,339
  743,648   WAL-MART STORES INCORPORATED                             39,562,073
  179,584   WALGREEN COMPANY<<                                        6,434,495

                                                                     57,574,624
                                                                 --------------

MOTION PICTURES - 1.14%
  801,482   TIME WARNER INCORPORATED+<<                              12,935,920
  360,137   WALT DISNEY COMPANY                                       8,121,089

                                                                     21,057,009
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.81%
  197,086   UNITED PARCEL SERVICE INCORPORATED CLASS B               14,962,769
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.54%
  222,226   AMERICAN EXPRESS COMPANY                                 11,435,750
   42,333   CAPITAL ONE FINANCIAL CORPORATION                         3,128,409
   98,702   COUNTRYWIDE FINANCIAL CORPORATION<<                       3,887,872
  169,658   FANNIE MAE                                               10,756,317
  120,420   FREDDIE MAC                                               7,856,201
  223,956   MBNA CORPORATION                                          5,643,691
   51,306   PROVIDIAN FINANCIAL CORPORATION+<<                          797,295
   76,419   SLM CORPORATION<<                                         3,408,287

                                                                     46,913,822
                                                                 --------------

OIL & GAS EXTRACTION - 1.96%
   43,858   ANADARKO PETROLEUM CORPORATION                            2,910,417
   57,143   APACHE CORPORATION                                        2,863,436
   28,309   BJ SERVICES COMPANY                                       1,483,675
   69,194   BURLINGTON RESOURCES INCORPORATED                         2,823,115
   42,374   DEVON ENERGY CORPORATION                                  3,008,978
   20,657   EOG RESOURCES INCORPORATED                                1,360,263
   77,393   HALLIBURTON COMPANY<<                                     2,607,370
   26,467   KERR-MCGEE CORPORATION                                    1,515,236
   26,075   NABORS INDUSTRIES LIMITED+<<                              1,234,651
   23,470   NOBLE CORPORATION+                                        1,054,976
   68,658   OCCIDENTAL PETROLEUM CORPORATION                          3,840,042
   18,721   ROWAN COMPANIES INCORPORATED+<<                             494,234
  103,506   SCHLUMBERGER LIMITED                                      6,966,989
   56,238   TRANSOCEAN INCORPORATED+<<                                2,012,196
   46,406   UNOCAL CORPORATION                                        1,995,458

                                                                     36,171,036
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.67%
   18,744   BEMIS COMPANY INCORPORATED                                  498,215
   15,432   BOISE CASCADE CORPORATION                                   513,577
   85,235   INTERNATIONAL PAPER COMPANY                               3,444,346
   86,680   KIMBERLY-CLARK CORPORATION                                5,598,661

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

PAPER & ALLIED PRODUCTS (CONTINUED)
   35,374   MEADWESTVACO CORPORATION                             $    1,128,431
   26,343   PACTIV CORPORATION+                                         612,475
    9,767   TEMPLE-INLAND INCORPORATED<<                                655,854

                                                                     12,451,559
                                                                 --------------

PERSONAL SERVICES - 0.15%
   30,006   CINTAS CORPORATION                                        1,261,452
   28,902   H & R BLOCK INCORPORATED<<                                1,428,337

                                                                      2,689,789
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.01%
   15,976   AMERADA HESS CORPORATION<<                                1,421,864
   12,456   ASHLAND INCORPORATED                                        698,532
  373,382   CHEVRONTEXACO CORPORATION                                20,028,210
  120,727   CONOCOPHILLIPS                                           10,002,232
1,140,317   EXXON MOBIL CORPORATION                                  55,111,521
   60,659   MARATHON OIL CORPORATION                                  2,504,004
   13,204   SUNOCO INCORPORATED<<                                       976,832
   22,409   VALERO ENERGY CORPORATION                                 1,797,426

                                                                     92,540,621
                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.45%
  152,469   ALCOA INCORPORATED                                        5,121,434
   16,701   ALLEGHENY TECHNOLOGIES INCORPORATED                         304,793
   21,801   ENGELHARD CORPORATION                                       618,058
   13,894   NUCOR CORPORATION                                         1,269,495
   19,872   UNITED STATES STEEL CORPORATION<<                           747,585
   15,303   WORTHINGTON INDUSTRIES INCORPORATED                         326,719

                                                                      8,388,084
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
   14,350   DOW JONES & COMPANY INCORPORATED<<                          582,753
   46,646   GANNETT COMPANY INCORPORATED<<                            3,907,069
   13,571   KNIGHT-RIDDER INCORPORATED<<                                888,222
   33,304   MCGRAW-HILL COMPANIES INCORPORATED                        2,653,996
    8,806   MEREDITH CORPORATION                                        452,452
   25,736   NEW YORK TIMES COMPANY CLASS A                            1,006,278
   38,404   RR DONNELLEY & SONS COMPANY<<                             1,202,813
   55,790   TRIBUNE COMPANY                                           2,295,759
  304,097   VIACOM INCORPORATED CLASS B<<                            10,205,495

                                                                     23,194,837
                                                                 --------------

RAILROAD TRANSPORTATION - 0.46%
   65,274   BURLINGTON NORTHERN SANTA FE CORPORATION<<                2,500,647
   37,653   CSX CORPORATION                                           1,250,080
   69,007   NORFOLK SOUTHERN CORPORATION                              2,052,268
   45,437   UNION PACIFIC CORPORATION                                 2,662,608

                                                                      8,465,603
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
   13,114   COOPER TIRE & RUBBER COMPANY                         $      264,509
   30,734   GOODYEAR TIRE & RUBBER COMPANY+<<                           330,083
   46,163   NIKE INCORPORATED CLASS B<<                               3,637,645
   10,367   REEBOK INTERNATIONAL LIMITED                                380,676
   14,719   SEALED AIR CORPORATION+<<                                   682,226

                                                                      5,295,139
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.0
   18,066   BEAR STEARNS COMPANIES INCORPORATED                       1,737,407
  239,524   CHARLES SCHWAB CORPORATION                                2,201,226
   65,429   E*TRADE FINANCIAL CORPORATION+                              747,199
   19,001   FEDERATED INVESTORS INCORPORATED CLASS B                    540,388
   43,713   FRANKLIN RESOURCES INCORPORATED                           2,437,437
   85,179   GOLDMAN SACHS GROUP INCORPORATED                          7,942,090
   47,560   LEHMAN BROTHERS HOLDINGS INCORPORATED                     3,791,483
  164,673   MERRILL LYNCH & COMPANY INCORPORATED                      8,187,542
  192,537   MORGAN STANLEY                                            9,492,074
   22,306   T ROWE PRICE GROUP INCORPORATED                           1,136,268

                                                                     38,213,114
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.15%
  244,282   CORNING INCORPORATED+<<                                   2,706,645
                                                                 --------------

TOBACCO PRODUCTS - 1.08%
  359,646   ALTRIA GROUP INCORPORATED                                16,917,748
   25,942   REYNOLDS AMERICAN INCORPORATED<<                          1,765,093
   28,961   UST INCORPORATED<<                                        1,165,970

                                                                     19,848,811
                                                                 --------------

TRANSPORTATION BY AIR - 0.35%
   22,017   DELTA AIR LINES INCORPORATED+<<                              72,436
   52,655   FEDEX CORPORATION                                         4,512,007
  138,506   SOUTHWEST AIRLINES COMPANY                                1,886,452

                                                                      6,470,895
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.95%
  147,140   BOEING COMPANY                                            7,595,367
   16,753   BRUNSWICK CORPORATION                                       766,617
   26,174   DANA CORPORATION                                            463,018
   98,368   DELPHI CORPORATION                                          913,839
  320,734   FORD MOTOR COMPANY<<                                      4,506,313
   35,042   GENERAL DYNAMICS CORPORATION                              3,577,788
   98,991   GENERAL MOTORS CORPORATION<<                              4,205,138
   30,673   GENUINE PARTS COMPANY<<                                   1,177,230
   20,812   GOODRICH CORPORATION                                        652,664
   51,723   HARLEY-DAVIDSON INCORPORATED<<                            3,074,415
  150,669   HONEYWELL INTERNATIONAL INCORPORATED                      5,402,990
   33,347   JOHNSON CONTROLS INCORPORATED                             1,894,443
   77,981   LOCKHEED MARTIN CORPORATION                               4,349,780

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
   12,237   NAVISTAR INTERNATIONAL CORPORATION+                  $      455,094
   62,842   NORTHROP GRUMMAN CORPORATION                              3,351,364
   30,422   PACCAR INCORPORATED                                       2,102,769
   24,293   TEXTRON INCORPORATED                                      1,561,311
   89,681   UNITED TECHNOLOGIES CORPORATION                           8,374,412

                                                                     54,424,552
                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
   24,058   SABRE HOLDINGS CORPORATION                                  590,143
                                                                 --------------

WATER TRANSPORTATION - 0.28%
  110,967   CARNIVAL CORPORATION<<                                    5,247,629
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.66%
   19,708   AMERISOURCE-BERGEN CORPORATION<<                          1,058,517
   21,288   BROWN-FORMAN CORPORATION CLASS B                            974,990
   75,441   CARDINAL HEALTH INCORPORATED                              3,302,053
   51,461   MCKESSON CORPORATION                                      1,319,975
   78,334   SAFEWAY INCORPORATED+<<                                   1,512,630
   23,833   SUPERVALU INCORPORATED                                      656,599
  112,081   SYSCO CORPORATION                                         3,353,463

                                                                     12,178,227
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.06%
   22,712   VISTEON CORPORATION                                         181,469
   15,953   W.W. GRAINGER INCORPORATED                                  919,690

                                                                      1,101,159
                                                                 --------------

TOTAL COMMON STOCK (COST $1,561,555,208)                          1,824,632,442
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 13.02%
            COLLATERAL FOR SECURITY LENDING                         240,357,255

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $240,357,255)         240,357,255
                                                                 --------------

RIGHTS - 0.00%
   32,300   SEAGATE TECHNOLOGY RIGHTS+(A)                                     0

TOTAL RIGHTS (COST $0)                                                        0
                                                                 --------------

SHORT-TERM INVESTMENTS - 1.16%

MUTUAL FUND - 1.05%
19,403,504  WELLS FARGO MONEY MARKET TRUST~++                        19,403,504
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                                        INTEREST RATE       MATURITY DATE           VALUE
US TREASURY BILLS - 0.11%
$1,160,000  US TREASURY BILL^#                                        1.01%           10/07/2004        $     1,159,805
   595,000  US TREASURY BILL^#                                        1.29            11/12/2004                594,104
   285,000  US TREASURY BILL^#                                        1.45            11/12/2004                284,518

                                                                                                              2,038,427
                                                                                                        ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,441,931)                                                              21,441,931
                                                                                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,823,354,394)*                              113.02%                                             $ 2,086,431,628
OTHER ASSETS AND LIABILITIES, NET                   (13.02)                                                (240,305,419)
                                                    ------                                              ---------------
TOTAL NET ASSETS                                    100.00%                                             $ 1,846,126,209
                                                    ======                                              ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $29,532,977.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,826,418,614 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                $ 453,510,930
       GROSS UNREALIZED DEPRECIATION                 (193,497,916)
                                                    -------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 260,013,014

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 88.26%

AUSTRIA - 0.31%
   34,800   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
            (DEPOSITORY INSTITUTIONS)                            $    1,447,929
                                                                 --------------

CANADA - 1.72%
  111,350   CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD
            TRANSPORTATION)<<                                         5,439,261
   54,700   ENCANA CORPORATION (OIL & GAS EXTRACTION)                 2,522,022

                                                                      7,961,283
                                                                 --------------

DENMARK - 0.57%
      345   A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT &
            INTERURBAN HIGHWAY PASS TRANSPORTATION)                   2,642,950
                                                                 --------------

FINLAND - 1.42%
  200,700   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    2,761,915
  281,400   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                  3,802,561

                                                                      6,564,476
                                                                 --------------

FRANCE - 10.89%
   54,700   ACCOR SA (METAL MINING)                                   2,131,883
  113,100   ALCATEL SA (COMMUNICATIONS)+                              1,321,829
   51,900   ARCELOR SA (PRIMARY METAL INDUSTRIES)                       959,165
  223,500   AXA (INSURANCE CARRIERS)                                  4,521,909
   96,200   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                  6,213,004
   43,600   BUSINESS OBJECTS SA ADR (BUSINESS SERVICES)+              1,016,316
  100,900   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)              2,751,989
  165,410   FRANCE TELECOM SA (COMMUNICATIONS)+                       4,121,126
   32,100   LVMH MOET HENNESSY LOUIS VUITTON SA
            (CONSUMER SERVICES)                                       2,142,924
   47,500   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE
            STATIONS)                                                 2,926,163
   37,615   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)        2,728,343
   75,500   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)           2,141,738
   85,100   TOTAL SA (OIL & GAS EXTRACTION)                           7,333,913

                                                                     50,310,302
                                                                 --------------

GERMANY - 6.29%
   15,800   ALTANA AG (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               919,369
   85,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)+                               3,494,380
  279,400   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                     5,184,420
   58,350   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               4,304,775
   45,520   SAP AG (BUSINESS SERVICES)                                7,072,660
   92,830   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)            6,826,634
   62,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                1,225,736

                                                                     29,027,974
                                                                 --------------

GREECE - 0.71%
  128,040   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                   3,263,219
                                                                 --------------

HONG KONG - 0.63%
  306,940   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)            2,893,042
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

IRELAND - 1.49%
  145,400   ANGLO IRISH BANK CORPORATION PLC
            (DEPOSITORY INSTITUTIONS)                            $    2,663,665
  210,377   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)             2,832,375
  103,000   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                  1,404,633

                                                                      6,900,673
                                                                 --------------

ISRAEL - 0.19%
   52,000   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED
            (BUSINESS SERVICES)+                                        882,440
                                                                 --------------

ITALY - 4.31%
   87,300   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)           2,399,490
  202,800   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY
            INSTITUTIONS)                                             3,556,525
  431,400   ENI SPA (OIL & GAS EXTRACTION)                            9,665,846
  149,700   MEDIASET SPA (COMMUNICATIONS)                             1,699,383
  509,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)         2,567,156

                                                                     19,888,400
                                                                 --------------

JAPAN - 21.36%
   42,900   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)           690,510
   42,900   AEON COMPANY LIMITED W I (GENERAL MERCHANDISE
            STORES)+%%                                                  683,504
  416,600   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)        2,237,692
  144,368   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        6,785,159
  152,800   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS &
            OPERATIVE BUILDERS)                                       1,493,133
    1,285   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+<<                                    1,189,221
   49,000   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        2,578,596
  162,700   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)      4,635,286
  106,600   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)             2,355,133
   26,500   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        5,573,379
1,269,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       8,151,812
  298,900   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)           3,118,768
    1,162   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED
            (DEPOSITORY INSTITUTIONS)                                 9,689,044
  323,200   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)              3,360,588
  764,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)<<                              8,328,086
  681,793   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY
            BROKERS, DEALERS, EXCHANGES & SERVICES)                   8,753,229
    2,185   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                  3,707,254
   58,600   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)                      1,786,472
  289,842   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        3,986,757
  108,400   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                          3,894,787
  245,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)            1,484,916
   10,700   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,024,225
   62,200   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)        1,029,942
  210,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                8,059,792
   79,900   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED
            (CHEMICALS & ALLIED PRODUCTS)                             2,580,810
   58,300   YORK BENIMARU COMPANY LIMITED
            (GENERAL MERCHANDISE STORES)                              1,470,526

                                                                     98,648,621
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

KOREA (SOUTH) - 0.21%
      700   SAMSUNG ELECTRONICS (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)++                                         $       91,641
    6,800   SAMSUNG ELECTRONICS COMPANY LIMITED GDR (ELECTRONIC
            & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                         887,400

                                                                        979,041
                                                                 --------------

LUXEMBOURG -0.46%
  115,400   ARCELOR (TOBACCO PRODUCTS)                                2,129,844
                                                                 --------------

MEXICO - 0.81%
   36,820   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)      1,437,085
   82,031   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 2,308,352

                                                                      3,745,437
                                                                 --------------

NETHERLANDS - 3.94%
  191,600   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+       2,465,349
   48,200   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
            (TRANSPORTATION BY AIR)+                                  1,276,913
  145,400   ING GROEP NV (FINANCIAL SERVICES)                         3,669,537
  299,800   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    6,866,189
   76,500   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       3,940,204

                                                                     18,218,192
                                                                 --------------

PORTUGAL - 0.45%
  710,100   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                2,072,577
                                                                 --------------

SPAIN - 1.72%
  544,700   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                             5,317,446
  119,041   REPSOL YPF SA (OIL & GAS EXTRACTION)                      2,613,979

                                                                      7,931,425
                                                                 --------------

SWEDEN - 2.17%
   96,000   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                 3,646,054
   97,100   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED
            PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           2,674,178
1,191,600   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
            (COMMUNICATIONS)+                                         3,699,096

                                                                     10,019,328
                                                                 --------------

SWITZERLAND - 9.60%
   88,300   COMPAGNIE FINANCIERE RICHEMONT AG
            (GENERAL MERCHANDISE STORES)                              2,443,153
  107,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)+                                            3,427,477
   49,710   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                         2,621,449
   33,100   NESTLE SA (FOOD & KINDRED PRODUCTS)                       7,581,164
  215,900   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                10,062,769
   55,500   ROCHE HOLDING AG (HEALTH SERVICES)                        5,733,563
    3,900   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
            (BUSINESS SERVICES)                                       2,139,425
  110,400   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,903,188
  119,500   UBS AG (FINANCIAL SERVICES)                               8,411,989

                                                                     44,324,177
                                                                 --------------

TAIWAN - 0.34%
  221,897   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
            ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  1,584,347
                                                                 --------------


202

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

UNITED KINGDOM - 18.67%
  762,000   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)               $    7,308,093
  726,700   BP PLC (OIL & GAS EXTRACTION)                             6,936,667
  213,800   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)             1,854,142
  767,100   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)          3,484,167
  932,400   COMPASS GROUP PLC (EATING & DRINKING PLACES)              3,720,353
  286,900   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                      3,582,225
  242,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)         5,222,018
   18,500   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)       809,005
  613,300   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)               9,732,979
  243,900   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)       5,975,905
  250,700   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                               2,200,236
  209,700   RIO TINTO PLC (METAL MINING)                              5,638,849
  192,050   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
            INSTITUTIONS)                                             5,546,518
  467,800   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)          4,300,284
  484,800   TESCO PLC (FOOD & KINDRED PRODUCTS)                       2,502,427
5,548,100   VODAFONE GROUP PLC (COMMUNICATIONS)                      13,277,405
  447,400   WPP GROUP PLC (COMMUNICATIONS)                            4,165,380

                                                                     86,256,653
                                                                 --------------

TOTAL COMMON STOCK (COST $350,174,949)                              407,692,330
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 2.18%
            COLLATERAL FOR SECURITY LENDING                          10,075,372

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,075,372)           10,075,372
                                                                 --------------

INVESTMENT COMPANIES - 2.40%
   78,200   ISHARES MSCI EAFE INDEX FUND (MUTUAL FUND)               11,058,262

TOTAL INVESTMENT COMPANIES (COST $11,136,376)                        11,058,262
                                                                 --------------

SHORT-TERM INVESTMENTS - 2.93%

MUTUAL FUND - 2.93%
13,525,383  WELLS FARGO MONEY MARKET TRUST~++                        13,525,383
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,525,383)                      13,525,383
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $384,912,080)*                                 95.77%      $  442,351,347
OTHER ASSETS AND LIABILITIES, NET                     4.23           19,554,917
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  461,906,264
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $949,004. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,525,383.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $387,838,786 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 66,482,539
       GROSS UNREALIZED DEPRECIATION                  (11,969,978)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 54,512,561

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.13%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.19%
   41,000   D.R. HORTON INCORPORATED<<                           $    1,357,510
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS - 1.04%
   27,100   SHERWIN-WILLIAMS COMPANY                                  1,191,316
                                                                 --------------

BUSINESS SERVICES - 9.09%
   25,600   ADOBE SYSTEMS INCORPORATED                                1,266,432
   27,400   ELECTRONIC ARTS INCORPORATED+<<                           1,260,126
  135,900   MICROSOFT CORPORATION                                     3,757,635
   50,300   ROBERT HALF INTERNATIONAL INCORPORATED                    1,296,231
   27,400   SYMANTEC CORPORATION+<<                                   1,503,712
   65,100   VERISIGN INCORPORATED+                                    1,294,188

                                                                     10,378,324
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 12.88%
   26,000   AVON PRODUCTS INCORPORATED                                1,135,680
   21,700   CLOROX COMPANY                                            1,156,610
   26,900   ESTEE LAUDER COMPANIES INCORPORATED CLASS A               1,124,420
   21,600   GENZYME CORPORATION+<<                                    1,175,256
   35,000   GILEAD SCIENCES INCORPORATED+                             1,308,300
   37,000   GILLETTE COMPANY                                          1,544,380
   32,700   MONSANTO COMPANY                                          1,190,934
  114,100   PFIZER INCORPORATED                                       3,491,460
   25,300   PROCTER & GAMBLE COMPANY                                  1,369,236
   46,700   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<              1,211,865

                                                                     14,708,141
                                                                 --------------

COMMUNICATIONS - 3.57%
   50,300   BELLSOUTH CORPORATION                                     1,364,136
   68,400   SPRINT CORPORATION-FON GROUP                              1,376,892
   34,000   VERIZON COMMUNICATIONS INCORPORATED                       1,338,920

                                                                      4,079,948
                                                                 --------------

DEPOSITORY INSTITUTIONS - 5.33%
   61,910   BANK OF AMERICA CORPORATION                               2,682,561
   36,800   CITIGROUP INCORPORATED                                    1,623,616
   44,636   JP MORGAN CHASE & COMPANY                                 1,773,388

                                                                      6,079,565
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.01%
   18,400   EMERSON ELECTRIC COMPANY                                  1,138,776
   11,900   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<            1,282,225
   45,700   MICRON TECHNOLOGY INCORPORATED+                             549,771
   84,900   MOTOROLA INCORPORATED                                     1,531,596
   31,100   QUALCOMM INCORPORATED                                     1,214,144

                                                                      5,716,512
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 3.27%
   16,200   FORTUNE BRANDS INCORPORATED                           $   1,200,258
   12,400   ILLINOIS TOOL WORKS INCORPORATED                          1,155,308
   39,900   MASCO CORPORATION                                         1,377,747

                                                                      3,733,313
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.16%
   28,300   HERSHEY FOODS CORPORATION                                 1,321,893
                                                                 --------------

FOOD STORES - 2.41%
   31,500   STARBUCKS CORPORATION+                                    1,431,990
   15,400   WHOLE FOODS MARKET INCORPORATED                           1,321,166

                                                                      2,753,156
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.95%
   30,600   JC PENNEY COMPANY INCORPORATED                            1,079,568
                                                                 --------------

HEALTH SERVICES - 1.04%
   27,200   LABORATORY CORPORATION OF AMERICA HOLDINGS+               1,189,184
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.89%
   27,700   MARRIOTT INTERNATIONAL INCORPORATED CLASS A               1,439,292
   27,800   MGM MIRAGE+<<                                             1,380,270
   35,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED          1,624,700

                                                                      4,444,262
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.42%
   19,200   3M COMPANY                                                1,535,424
   38,300   APPLE COMPUTER INCORPORATED+                              1,484,125
   27,700   BAKER HUGHES INCORPORATED<<                               1,211,044
   88,800   CISCO SYSTEMS INCORPORATED+                               1,607,280
   19,000   INGERSOLL-RAND COMPANY CLASS A                            1,291,430
   14,900   LEXMARK INTERNATIONAL INCORPORATED+                       1,251,749
   21,000   PARKER HANNIFIN CORPORATION                               1,236,060

                                                                      9,617,112
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.04%
   27,400   ACE LIMITED                                               1,097,644
   32,000   METLIFE INCORPORATED                                      1,236,800

                                                                      2,334,444
                                                                 --------------

INSURANCE CARRIERS - 4.82%
   12,000   AETNA INCORPORATED<<                                      1,199,160
   12,100   ALLSTATE CORPORATION                                        580,679
   20,900   MGIC INVESTMENT CORPORATION                               1,390,895
   13,200   PROGRESSIVE CORPORATION                                   1,118,700
   16,400   UNITEDHEALTH GROUP INCORPORATED                           1,209,336

                                                                      5,498,770
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.96%
   25,900   COACH INCORPORATED+                                       1,098,678
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 3.28%
   21,300   C.R. BARD INCORPORATED                               $    1,206,219
   31,100   RAYTHEON COMPANY                                          1,181,178
   30,900   WATERS CORPORATION+                                       1,362,690

                                                                      3,750,087
                                                                 --------------

METAL MINING - 1.23%
   15,200   PHELPS DODGE CORPORATION<<                                1,398,856
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.01%
   18,700   EATON CORPORATION                                         1,185,767
   19,200   JOHNSON & JOHNSON                                         1,081,536
   38,300   TYCO INTERNATIONAL LIMITED                                1,174,278

                                                                      3,441,581
                                                                 --------------

MOTION PICTURES - 2.28%
   79,300   TIME WARNER INCORPORATED+                                 1,279,902
   58,600   WALT DISNEY COMPANY                                       1,321,430

                                                                      2,601,332
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.36%
   20,400   UNITED PARCEL SERVICE INCORPORATED CLASS B                1,548,768
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.70%
   10,000   CAPITAL ONE FINANCIAL CORPORATION                           739,000
   32,200   CIT GROUP INCORPORATED<<                                  1,203,958

                                                                      1,942,958
                                                                 --------------

OIL & GAS EXTRACTION - 7.77%
   25,000   APACHE CORPORATION                                        1,252,750
   22,800   BJ SERVICES COMPANY                                       1,194,948
   33,400   BURLINGTON RESOURCES INCORPORATED                         1,362,720
   17,400   DEVON ENERGY CORPORATION                                  1,235,574
   21,400   KERR-MCGEE CORPORATION                                    1,225,150
   26,500   OCCIDENTAL PETROLEUM CORPORATION                          1,482,145
   34,325   XTO ENERGY INCORPORATED                                   1,114,876

                                                                      8,868,163
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.38%
   19,000   CONOCOPHILLIPS                                            1,574,150
                                                                 --------------

RAILROAD TRANSPORTATION - 1.25%
   47,900   NORFOLK SOUTHERN CORPORATION                              1,424,546
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.20%
   17,400   NIKE INCORPORATED CLASS B                                 1,371,120
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.19%
   14,600   GOLDMAN SACHS GROUP INCORPORATED                          1,361,304
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.10%
  113,000   CORNING INCORPORATED+                                     1,252,040
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TRANSPORTATION EQUIPMENT - 3.30%
   30,600   BOEING COMPANY                                       $    1,579,572
   18,500   HARLEY-DAVIDSON INCORPORATED<<                            1,099,640
   30,300   HONEYWELL INTERNATIONAL INCORPORATED                      1,086,558

                                                                      3,765,770
                                                                 --------------

TOTAL COMMON STOCK (COST $101,746,847)                              110,882,371
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 11.91%
            COLLATERAL FOR SECURITY LENDING                          13,592,120

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,592,120)           13,592,120
                                                                 --------------

SHORT-TERM INVESTMENTS - 4.53%

MUTUAL FUND - 4.53%
5,171,671   WELLS FARGO MONEY MARKET TRUST~++                         5,171,671
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,171,671)                        5,171,671
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,510,638)*                                113.57%      $  129,646,162
OTHER ASSETS AND LIABILITIES, NET                   (13.57)         (15,487,385)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  114,158,777
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,171,671.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $120,589,730 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $11,155,923
       GROSS UNREALIZED DEPRECIATION                   (2,099,491)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 9,056,432

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.67%

APPAREL & ACCESSORY STORES - 0.79%
   56,700   ABERCROMBIE & FITCH COMPANY CLASS A<<                $    1,786,050
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.52%
   14,000   KB HOME                                                   1,182,860
                                                                 --------------

BUSINESS SERVICES - 2.88%
   22,200   GETTY IMAGES INCORPORATED+<<                              1,227,660
   48,000   MANPOWER INCORPORATED                                     2,135,520
  114,200   MICROSOFT CORPORATION                                     3,157,630

                                                                      6,520,810
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.06%
  122,900   DOW CHEMICAL COMPANY                                      5,552,622
   45,500   GENZYME CORPORATION+<<                                    2,475,655
  111,700   PFIZER INCORPORATED                                       3,418,020

                                                                     11,446,297
                                                                 --------------

COMMUNICATIONS - 7.04%
  129,800   AVAYA INCORPORATED+                                       1,809,412
  103,100   COMCAST CORPORATION CLASS A+                              2,911,544
  177,500   SPRINT CORPORATION-FON GROUP                              3,573,075
  137,600   VERIZON COMMUNICATIONS INCORPORATED                       5,418,688
   85,200   WESTERN WIRELESS CORPORATION CLASS A+<<                   2,190,492

                                                                     15,903,211
                                                                 --------------

DEPOSITORY INSTITUTIONS - 12.90%
  195,800   BANK OF AMERICA CORPORATION                               8,484,014
  190,100   CITIGROUP INCORPORATED<<                                  8,387,212
  162,600   JP MORGAN CHASE & COMPANY                                 6,460,098
  158,600   SOVEREIGN BANCORP INCORPORATED                            3,460,652
   50,080   WACHOVIA CORPORATION                                      2,351,256

                                                                     29,143,232
                                                                 --------------

EATING & DRINKING PLACES - 1.52%
  122,400   MCDONALD'S CORPORATION                                    3,430,872
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.69%
  354,700   AES CORPORATION+                                          3,543,453
   96,800   EXELON CORPORATION                                        3,551,592
   68,100   ONEOK INCORPORATED<<                                      1,771,962
   38,000   QUESTAR CORPORATION                                       1,741,160

                                                                     10,608,167
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.58%
  312,900   GENERAL ELECTRIC COMPANY                                 10,507,182
  104,500   INTEL CORPORATION                                         2,096,270

                                                                     12,603,452
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

GENERAL MERCHANDISE STORES - 1.98%
   99,000   TARGET CORPORATION                                   $    4,479,750
                                                                 --------------

HEALTH SERVICES - 1.65%
   34,000   LINCARE HOLDINGS INCORPORATED+<<                          1,010,140
   78,900   TRIAD HOSPITALS INCORPORATED+                             2,717,316

                                                                      3,727,456
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.90%
   59,100   APPLIED MATERIALS INCORPORATED+                             974,559
  102,200   BAKER HUGHES INCORPORATED<<                               4,468,184
   21,400   BLACK & DECKER CORPORATION                                1,657,216
   53,000   DEERE & COMPANY                                           3,421,150
  206,000   EMC CORPORATION+                                          2,377,240
  109,800   LAM RESEARCH CORPORATION+<<                               2,402,424
   87,600   SANDISK CORPORATION+<<                                    2,550,912

                                                                     17,851,685
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.48%
   68,600   UNUMPROVIDENT CORPORATION<<                               1,076,334
                                                                 --------------

INSURANCE CARRIERS - 6.62%
   58,800   AMERICAN INTERNATIONAL GROUP INCORPORATED                 3,997,812
   39,400   CIGNA CORPORATION<<                                       2,743,422
   99,800   GENWORTH FINANCIAL INCORPORATED                           2,325,340
   35,700   MGIC INVESTMENT CORPORATION                               2,375,835
   77,000   SAFECO CORPORATION                                        3,515,050

                                                                     14,957,459
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.42%
   55,900   EASTMAN KODAK COMPANY<<                                   1,801,098
   29,500   MILLIPORE CORPORATION+                                    1,411,575

                                                                      3,212,673
                                                                 --------------

METAL MINING - 0.63%
   35,100   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED
            CLASS B<<                                                 1,421,550
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.05%
   77,400   TYCO INTERNATIONAL LIMITED                                2,373,084
                                                                 --------------

MOTION PICTURES - 1.47%
  147,500   WALT DISNEY COMPANY                                       3,326,125
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.43%
   93,800   CIT GROUP INCORPORATED<<                                  3,507,182
   44,000   COUNTRYWIDE FINANCIAL CORPORATION<<                       1,733,160
   36,400   FANNIE MAE                                                2,307,760
  303,800   PROVIDIAN FINANCIAL CORPORATION+<<                        4,721,052

                                                                     12,269,154
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

OIL & GAS EXTRACTION - 5.18%
  215,800   CHESAPEAKE ENERGY CORPORATION                        $    3,416,114
   85,900   KERR-MCGEE CORPORATION                                    4,917,775
   94,500   TRANSOCEAN INCORPORATED+<<                                3,381,210

                                                                     11,715,099
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.96%
   33,600   KIMBERLY-CLARK CORPORATION                                2,170,224
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.69%
   47,400   CONOCOPHILLIPS                                            3,927,090
  184,800   EXXON MOBIL CORPORATION                                   8,931,384

                                                                     12,858,474
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.99%
  133,200   INTERNATIONAL STEEL GROUP INCORPORATED+<<                 4,488,840
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.02%
   68,600   VIACOM INCORPORATED CLASS B<<                             2,302,216
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 5.00%
   25,500   BEAR STEARNS COMPANIES INCORPORATED                       2,452,335
  150,800   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A       2,880,280
   27,500   GOLDMAN SACHS GROUP INCORPORATED                          2,564,100
   68,600   MERRILL LYNCH & COMPANY INCORPORATED                      3,410,792

                                                                     11,307,507
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.77%
  361,200   CORNING INCORPORATED+<<                                   4,002,096
                                                                 --------------

TOBACCO PRODUCTS - 1.65%
   79,100   ALTRIA GROUP INCORPORATED                                 3,720,864
                                                                 --------------

TRANSPORTATION EQUIPMENT - 3.52%
   47,300   AUTOLIV INCORPORATED<<                                    1,910,920
   32,300   TEXTRON INCORPORATED                                      2,075,921
   42,500   UNITED TECHNOLOGIES CORPORATION                           3,968,650

                                                                      7,955,491
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 1.28%
   50,200   W.W. GRAINGER INCORPORATED<<                              2,894,030
                                                                 --------------

TOTAL COMMON STOCK (COST $209,465,917)                              220,735,062
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 21.72%
            COLLATERAL FOR SECURITY LENDING                          49,086,270
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $49,086,270)           49,086,270
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 2.25%

MUTUAL FUND - 2.25%
5,070,986   WELLS FARGO MONEY MARKET TRUST~++                    $    5,070,986
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,070,986)                        5,070,986
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $263,623,173)*                                121.64%      $  274,892,318
OTHER ASSETS AND LIABILITIES, NET                   (21.64)         (48,898,684)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  225,993,634
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,070,986.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $263,623,173 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $16,028,831
       GROSS UNREALIZED DEPRECIATION                   (4,759,686)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $11,269,145

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 99.38%

APPAREL & ACCESSORY STORES - 3.36%
2,370,800   KOHL'S CORPORATION+<<                                $  114,248,852
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 9.52%
1,371,400   FASTENAL COMPANY<<                                       78,992,640
3,174,217   HOME DEPOT INCORPORATED                                 124,429,306
2,221,500   LOWE'S COMPANIES INCORPORATED<<                         120,738,525

                                                                    324,160,471
                                                                 --------------

BUSINESS SERVICES - 24.18%
  879,800   AUTOMATIC DATA PROCESSING INCORPORATED                   36,353,336
3,397,600   EBAY INCORPORATED+<<                                    312,375,344
3,920,600   FIRST DATA CORPORATION                                  170,546,100
2,870,143   FISERV INCORPORATED+<<                                  100,053,185
7,366,220   MICROSOFT CORPORATION                                   203,675,983

                                                                    823,003,948
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.76%
1,570,000   AMGEN INCORPORATED+<<                                    88,987,600
1,736,600   GENENTECH INCORPORATED+<<                                91,032,572
  630,400   GENZYME CORPORATION+<<                                   34,300,064
2,741,300   PFIZER INCORPORATED                                      83,883,780

                                                                    298,204,016
                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.07%
  856,400   STATE STREET CORPORATION                                 36,576,844
                                                                 --------------

EDUCATIONAL SERVICES - 1.47%
  682,200   APOLLO GROUP INCORPORATED CLASS A+<<                     50,053,014
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.14%
7,255,750   INTEL CORPORATION<<                                     145,550,345
2,149,100   LINEAR TECHNOLOGY CORPORATION<<                          77,883,384
6,401,300   NOKIA OYJ ADR<<                                          87,825,836

                                                                    311,259,565
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 3.74%
4,223,310   PAYCHEX INCORPORATED                                    127,332,797
                                                                 --------------

GENERAL MERCHANDISE STORES - 2.29%
1,721,300   TARGET CORPORATION                                       77,888,825
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.49%
7,855,400   CISCO SYSTEMS INCORPORATED+                             142,182,740
3,481,200   DELL INCORPORATED+<<                                    123,930,720
4,928,100   EMC CORPORATION+                                         56,870,274

                                                                    322,983,734
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INSURANCE CARRIERS - 5.06%
 2,530,766  AMERICAN INTERNATIONAL GROUP INCORPORATED            $  172,066,780
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 6.11%
 4,008,900  MEDTRONIC INCORPORATED                                  208,061,910
                                                                 --------------

MISCELLANEOUS RETAIL - 2.46%
 1,575,500  WAL-MART STORES INCORPORATED                             83,816,600
                                                                 --------------

PERSONAL SERVICES - 3.11%
 2,521,150  CINTAS CORPORATION<<                                    105,989,146
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 9.62%
11,845,937  CHARLES SCHWAB CORPORATION                              108,864,161
   902,300  FRANKLIN RESOURCES INCORPORATED                          50,312,248
 1,804,250  GOLDMAN SACHS GROUP INCORPORATED                        168,228,270

                                                                    327,404,679
                                                                 --------------

TOTAL COMMON STOCK (COST $2,982,830,787)                          3,383,051,181
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 6.67%
            COLLATERAL FOR SECURITY LENDING                         226,977,378

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $226,977,378)         226,977,378
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.65%

MUTUAL FUND - 0.65%
22,114,337  WELLS FARGO MONEY MARKET TRUST~++                        22,114,337
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,114,337)                      22,114,337
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,231,922,502)*                              106.70%      $3,632,142,896
OTHER ASSETS AND LIABILITIES, NET                    (6.70)        (228,163,032)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $3,403,979,864
                                                    ======       ==============


<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,114,337.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,262,470,677 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $617,739,241
       GROSS UNREALIZED DEPRECIATION                 (248,067,022)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $369,672,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 99.11%

AUSTRALIA - 4.63%
  293,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                          $    1,847,068
  243,100   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 1,213,255
  153,200   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,028,694
   25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               492,482
  198,700   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING &
            ALLIED INDUSTRIES)                                          711,005
  561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)              1,892,605

                                                                      7,185,109
                                                                 --------------

AUSTRIA - 0.56%
    3,800   OMV AG (OIL & GAS EXTRACTION)                               875,489
                                                                 --------------

DENMARK - 1.04%
   13,800   BANG & OLUFSEN AS (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<        803,825
   16,800   DANSKE BANK AS (DEPOSITORY INSTITUTIONS)                    441,618
   10,600   TDS AS (COMMUNICATIONS)                                     375,059

                                                                      1,620,502
                                                                 --------------

FINLAND - 1.47%
   26,000   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)              363,286
   41,700   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                    580,066
   38,500   KESKO OYJ (FOOD STORES)<<                                   842,539
   48,500   POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                    499,969

                                                                      2,285,860
                                                                 --------------

FRANCE - 9.68%
    6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)         423,137
   50,900   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                  3,287,338
    7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)        493,672
   44,900   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        2,304,809
   17,100   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<      1,137,310
   10,500   RALLYE SA (GENERAL MERCHANDISE STORES)                      507,949
   24,100   RENAULT SA (TRANSPORTATION EQUIPMENT)<<                   1,971,043
   24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                2,150,376
    7,800   TOTAL SA (OIL & GAS EXTRACTION)<<                         1,588,772
   31,800   VALEO SA (TRANSPORTATION EQUIPMENT)                       1,164,334

                                                                     15,028,740
                                                                 --------------

GERMANY - 6.36%
   13,600   AAREAL BANK AG (REAL ESTATE)                                387,823
   22,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     1,314,209
   13,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                 981,208
   11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               940,539
   43,163   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY
            INSTITUTIONS)                                             1,027,678
   48,700   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<            759,095
   44,500   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,521,561

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

GERMANY (CONTINUED)
   99,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)           $    1,946,756
   53,300   TUI AG (TRANSPORTATION BY AIR)<<                            998,941

                                                                      9,877,810
                                                                 --------------

GREECE - 0.21%
   89,000   INTRACOM SA (COMMUNICATIONS)                                329,404
                                                                 --------------

HONG KONG - 1.57%
  336,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                863,908
1,677,900   CNOOC LIMITED (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 876,815
  652,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED
            (COMMUNICATIONS)                                            702,868

                                                                      2,443,591
                                                                 --------------

IRELAND - 0.92%
   88,600   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,430,541
                                                                 --------------

ITALY - 3.62%
  553,000   CASSA DI RISPARMIO DI FIRENZ SPA (DEPOSITORY
            INSTITUTIONS)<<                                           1,014,446
  537,300   COMPAGNIE INDUSTRIALI RIUNITE (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)<<                         1,174,499
   60,395   ENI SPA (OIL & GAS EXTRACTION)                            1,353,196
  169,000   ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<       1,376,936
   36,940   RIUNIONE ADRIATICA SI SICURTA SPA
            (INSURANCE CARRIERS)                                        709,758

                                                                      5,628,835
                                                                 --------------

JAPAN - 22.69%
   14,100   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               872,495
  139,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)         1,420,124
   71,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                1,317,380
   28,200   COCA-COLA WEST JAPAN COMPANY LIMITED
            (FOOD & KINDRED PRODUCTS)                                   685,714
   77,400   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                        1,332,194
   20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                484,530
   59,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)<<                                             939,795
   31,600   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)<<                                               427,488
   68,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    1,217,293
   24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
            EQUIPMENT)                                                1,191,889
  202,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                 813,755
   88,500   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC,
            GAS & SANITARY SERVICES)<<                                1,560,182
   44,000   KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                            642,344
  719,000   MARUBENI CORPORATION (BUSINESS SERVICES)                  1,904,895
  474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS &
            ALLIED PRODUCTS)                                          1,436,429
   29,300   NAMCO LIMITED (AMUSEMENT & RECREATION SERVICES)<<           332,305
   29,300   NAMCO LIMITED W I SHARES (AMUSEMENT & RECREATION
            SERVICES)%%                                                 332,305
  125,200   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                             941,712
      500   NIPPON TELEGRAPH & TELEPHONE CORPORATION
            (COMMUNICATIONS)                                          1,991,562
  117,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)<<                              1,278,229

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

JAPAN (CONTINUED)
   27,600   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                        $    1,805,526
   44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  952,865
   42,400   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)<<                                          763,635
   42,800   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 379,789
  101,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                              751,440
   52,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                          962,482
   13,100   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               837,953
  135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)                                                 1,201,606
  265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)<<                                       834,324
  220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  890,260
   19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)<<                                 347,366
  114,400   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                4,380,239

                                                                     35,230,105
                                                                 --------------

NETHERLANDS - 4.67%
   76,300   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)<<          1,733,251
  167,800   AEGON NV (INSURANCE CARRIERS)                             1,808,985
   61,800   ING GROEP NV (FINANCIAL SERVICES)                         1,559,680
   44,200   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         690,050
   28,200   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,452,467

                                                                      7,244,433
                                                                 --------------

NORWAY - 0.90%
   75,600   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)               598,039
    9,400   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      684,246
   10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+             110,678

                                                                      1,392,963
                                                                 --------------

PORTUGAL - 0.38%
  272,700   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
            INSTITUTIONS)<<                                             592,715
                                                                 --------------

SINGAPORE - 1.00%
  128,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)          1,056,783
  524,600   MOBILONE LIMITED (COMMUNICATIONS)                           489,203

                                                                      1,545,986
                                                                 --------------

SPAIN - 3.68%
  103,500   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                             1,010,383
  119,800   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)             2,280,984
  110,500   REPSOL YPF SA (OIL & GAS EXTRACTION)                      2,426,430

                                                                      5,717,797
                                                                 --------------

SWEDEN - 2.56%
   25,900   FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)            538,975
  301,900   NORDEA AB (DEPOSITORY INSTITUTIONS)                       2,467,384
   62,390   SKANDINAVISKA ENSKILDA BANKEN AB
            (DEPOSITORY INSTITUTIONS)                                   964,105

                                                                      3,970,464
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SWITZERLAND - 7.08%
    8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)<<          $      115,360
    3,900   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)           1,055,658
   20,600   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,121,807
    2,900   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         868,583
    5,700   SWISSCOM AG (COMMUNICATIONS)                              1,976,535
   52,900   UBS AG (FINANCIAL SERVICES)                               3,723,801
    3,100   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)              650,436
    5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY
            INSTITUTIONS)                                               691,279
   38,600   VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)              799,079

                                                                     11,002,538
                                                                 --------------

UNITED KINGDOM - 26.09%
   78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)        1,239,775
  134,200   ARRIVA PLC (TRANSPORTATION BY AIR)                        1,080,652
  114,500   AVIVA PLC (INSURANCE CARRIERS)                            1,134,391
  371,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    3,559,099
   97,900   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-
            GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,002,703
  209,400   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,013,617
   62,400   BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                   1,431,783
  385,300   BIG FOOD GROUP PLC (FOOD STORES)                            679,793
   17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                197,495
  164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               849,339
  167,300   BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)              771,986
  479,687   BT GROUP PLC (COMMUNICATIONS)                             1,560,271
   94,200   DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                 630,704
  529,200   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)             1,635,136
  211,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                      569,717
   78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                    416,387
  103,600   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           753,631
  254,200   GKL PLC (TRANSPORTATION EQUIPMENT)                          987,829
   31,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)           674,574
  184,700   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,366,984
   37,300   HBOS PLC (DEPOSITORY INSTITUTIONS)                          503,525
  309,837   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                 1,428,304
  172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                 609,191
   58,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)         562,032
  350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            2,732,889
  237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                652,151
  676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                       1,398,612
  688,900   PILKINGTON PLC (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        1,128,179
  112,900   RMC GROUP PLC (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        1,735,524
  231,200   SCOTTISH POWER PLC (ELECTRIC, GAS &
            SANITARY SERVICES)                                        1,767,615
   45,800   SEVERN TRENT PLC (WATER TRANSPORTATION)                     727,668
  436,800   SHELL TRANSPORT & TRADING COMPANY PLC (OIL &
            GAS EXTRACTION)                                           3,205,138

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

UNITED KINGDOM (CONTINUED)
  139,200   UNITED UTILITIES PLC (ELECTRIC, GAS &
            SANITARY SERVICES)                                   $    1,399,254
   68,700   WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD &
            KINDRED PRODUCTS)                                         1,103,934

                                                                     40,509,882
                                                                 --------------

TOTAL COMMON STOCK (COST $135,156,002)                              153,912,764
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 9.72%
            COLLATERAL FOR SECURITY LENDING                          15,098,892

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,098,892)           15,098,892
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.12%

MUTUAL FUND - 0.12%
  188,591   WELLS FARGO MONEY MARKET TRUST~++                           188,591
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $188,591)                            188,591
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,443,485)*                                108.95%      $  169,200,247
OTHER ASSETS AND LIABILITIES, NET                    (8.95)         (13,903,266)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  155,296,981
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $397,213. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $188,591.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $150,443,485 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $22,308,177
       GROSS UNREALIZED DEPRECIATION                   (3,551,415)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $18,756,762

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.79%

AGRICULTURAL PRODUCTION CROPS - 0.22%
   25,259   DELTA & PINE LAND COMPANY                            $      675,678
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.63%
   19,362   ARGOSY GAMING COMPANY+                                      758,990
   22,382   BALLY TOTAL FITNESS HOLDING CORPORATION+<<                   81,471
   18,449   MULTIMEDIA GAMES INCORPORATED+<<                            285,960
   23,403   PINNACLE ENTERTAINMENT+<<                                   322,961
   19,778   WMS INDUSTRIES INCORPORATED+<<                              508,097

                                                                      1,957,479
                                                                 --------------

APPAREL & ACCESSORY STORES - 1.19%
    8,835   ASHWORTH INCORPORATED+                                       72,447
   29,319   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION               622,442
   13,541   CATO CORPORATION                                            301,287
   17,685   CHILDRENS PLACE+                                            422,848
   23,971   CHRISTOPHER & BANKS CORPORATION                             383,776
   19,461   DRESS BARN INCORPORATED+                                    339,595
   21,662   GOODY'S FAMILY CLOTHING INCORPORATED                        182,394
   20,093   GYMBOREE CORPORATION+<<                                     289,339
   30,685   HOT TOPIC INCORPORATED+<<                                   522,873
    7,720   OSHKOSH B'GOSH INCORPORATED CLASS A<<                       155,944
   22,610   TOO INCORPORATED+<<                                         408,563

                                                                      3,701,508
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.80%
    4,731   HAGGAR CORPORATION                                           81,089
   18,058   KELLWOOD COMPANY                                            658,214
   20,218   PHILLIPS-VAN HEUSEN CORPORATION                             450,457
   37,278   QUIKSILVER INCORPORATED+                                    947,607
   21,445   RUSSELL CORPORATION                                         361,134

                                                                      2,498,501
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.16%
   24,026   CENTRAL PARKING CORPORATION                                 317,624
   10,301   MIDAS INCORPORATED+                                         166,876

                                                                        484,500
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.64%
   21,404   MDC HOLDINGS INCORPORATED<<                               1,564,603
    4,196   NVR INCORPORATED+<<                                       2,311,996
   22,072   STANDARD-PACIFIC CORPORATION                              1,244,199

                                                                      5,120,798
                                                                 --------------

BUSINESS SERVICES - 7.22%
   32,657   AARON RENTS INCORPORATED                                    710,616
   31,874   ABM INDUSTRIES INCORPORATED                                 642,261
   17,273   ADMINISTAFF INCORPORATED+                                   202,094
   20,067   ADVO INCORPORATED                                           620,873

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

BUSINESS SERVICES (CONTINUED)
   10,173   ANSYS INCORPORATED+                                  $      505,903
   20,477   ARBITRON INCORPORATED+                                      749,663
   15,640   BRADY CORPORATION CLASS A                                   762,763
    8,541   BROOKTROUT INCORPORATED+                                     77,382
   19,140   CACI INTERNATIONAL INCORPORATED CLASS A+                  1,010,209
   20,724   CAPTARIS INCORPORATED+                                       88,284
   16,137   CARREKER CORPORATION+                                       122,803
   23,710   CERNER CORPORATION+<<                                     1,025,695
   39,599   CIBER INCORPORATED+                                         297,785
   30,217   COGNEX CORPORATION                                          791,685
   27,337   DENDRITE INTERNATIONAL INCORPORATED+                        440,672
   23,265   DIGITAL INSIGHT CORPORATION+<<                              317,102
   31,656   EFUNDS CORPORATION+                                         588,485
   20,406   FACTSET RESEARCH SYSTEMS INCORPORATED                       983,569
   25,899   FILENET CORPORATION+                                        452,197
   19,782   FINDWHAT.COM+<<                                             370,517
   14,605   GERBER SCIENTIFIC INCORPORATED+                              96,247
   12,557   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+            361,893
   25,622   HYPERION SOLUTIONS CORPORATION+<<                           870,892
    7,641   INSURANCE AUTO AUCTIONS INCORPORATED+                       131,043
   31,019   INTERNET SECURITY SYSTEMS+                                  527,323
   11,392   INTRADO INCORPORATED+<<                                     115,173
   19,090   JDA SOFTWARE GROUP INCORPORATED+<<                          206,554
   20,458   KRONOS INCORPORATED+                                        906,085
   27,517   LABOR READY INCORPORATED+<<                                 385,788
   19,772   MANHATTAN ASSOCIATES INCORPORATED+                          482,832
   13,269   MAPINFO CORPORATION+                                        143,305
    6,916   MEMBERWORKS INCORPORATED+<<                                 181,476
   16,410   MRO SOFTWARE INCORPORATED+                                  164,100
   20,923   NCO GROUP INCORPORATED+                                     563,875
   23,657   NDCHEALTH CORPORATION                                       379,695
   25,164   NETEGRITY INCORPORATED+                                     188,982
   15,953   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                  105,449
   16,576   ON ASSIGNMENT INCORPORATED+                                  73,597
   13,708   PC-TEL INCORPORATED+                                        113,228
   16,119   PHOENIX TECHNOLOGIES LIMITED+                                80,434
   23,826   PROGRESS SOFTWARE CORPORATION+                              474,137
   10,476   QRS CORPORATION+                                             72,494
   17,358   RADIANT SYSTEMS INCORPORATED+                                69,779
   12,444   RADISYS CORPORATION+                                        173,594
   22,776   ROXIO INCORPORATED+<<                                       117,069
   29,181   SERENA SOFTWARE INCORPORATED+<<                             488,198
   10,361   SOURCECORP INCORPORATED+                                    229,393
   40,010   SPHERION CORPORATION+                                       312,878
   11,548   SPSS INCORPORATED+                                          153,935
    9,503   STARTEK INCORPORATED                                        298,014
   29,494   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<               968,878

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

BUSINESS SERVICES (CONTINUED)
    9,022   TALX CORPORATION                                     $      208,318
   25,716   THQ INCORPORATED+<<                                         500,433
   24,200   VERITY INCORPORATED+                                        311,696
   14,543   VIAD CORPORATION                                            345,105
   10,001   VOLT INFORMATION SCIENCE INCORPORATED+                      287,729
   15,291   WEBSENSE INCORPORATED+<<                                    637,176

                                                                     22,487,355
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 4.07%
   34,472   ALPHARMA INCORPORATED CLASS A                               630,493
   15,380   ARCH CHEMICALS INCORPORATED                                 439,099
   18,939   ARQULE INCORPORATED+                                         87,498
   10,306   BRADLEY PHARMACEUTICALS INCORPORATED+<<                     209,727
   17,151   CAMBREX CORPORATION                                         376,465
   19,122   DIAGNOSTIC PRODUCTS CORPORATION<<                           781,516
   21,745   GEORGIA GULF CORPORATION                                    969,610
   18,794   HB FULLER COMPANY                                           514,956
   22,503   IDEXX LABORATORIES INCORPORATED+<<                        1,141,802
   19,577   IMMUCOR INCORPORATED+<<                                     484,531
   19,903   MACDERMID INCORPORATED                                      576,391
   37,278   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                1,455,333
   46,415   MGI PHARMA INCORPORATED+<<                                1,238,816
    9,907   NATURES SUNSHINE PRODUCTS INCORPORATED                      150,289
   43,938   NBTY INCORPORATED+<<                                        947,303
   15,374   NOVEN PHARMACEUTICALS INCORPORATED+                         320,394
   18,627   OM GROUP INCORPORATED+<<                                    681,003
   26,470   OMNOVA SOLUTIONS INCORPORATED+                              159,614
   17,149   PAREXEL INTERNATIONAL CORPORATION+<<                        336,120
    5,769   PENFORD CORPORATION                                         100,438
   60,203   POLYONE CORPORATION+                                        452,727
    6,343   QUAKER CHEMICAL CORPORATION                                 153,184
   11,512   SURMODICS INCORPORATED+<<                                   273,410
   21,030   WELLMAN INCORPORATED                                        178,334

                                                                     12,659,053
                                                                 --------------

COAL MINING - 0.46%
   49,852   MASSEY ENERGY COMPANY                                     1,442,218
                                                                 --------------

COMMUNICATIONS - 1.29%
   24,314   ANIXTER INTERNATIONAL INCORPORATED+<<                       853,178
   15,139   AUDIOVOX CORPORATION CLASS A+                               254,941
   11,494   BOSTON COMMUNICATIONS GROUP INCORPORATED+<<                 100,802
   37,677   GENERAL COMMUNICATION INCORPORATED CLASS A+                 340,977
   25,129   GLOBAL PAYMENTS INCORPORATED<<                            1,345,658
   15,267   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                    482,285
   29,112   WEBEX COMMUNICATIONS INCORPORATED+<<                        635,224

                                                                      4,013,065
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMPUTERS-INTERGRATED SYSTEMS - 0.12%
   21,158   AGILYSYS INCORPORATED                                $      365,822
                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.37%
    8,171   CHEMED CORPORATION                                          455,452
    9,946   EMCOR GROUP INCORPORATED+<<                                 374,168
   17,569   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<             328,013

                                                                      1,157,633
                                                                 --------------

DEPOSITORY INSTITUTIONS - 8.46%
   15,148   ANCHOR BANCORP WISCONSIN INCORPORATED                       392,333
   39,298   BANKATLANTIC BANCORP INCORPORATED CLASS A                   719,939
   19,713   BANKUNITED FINANCIAL CORPORATION CLASS A+                   574,634
   17,968   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED              448,481
   38,852   BROOKLINE BANCORP INCORPORATED                              608,811
   30,328   CHITTENDEN CORPORATION                                      826,431
   26,091   COMMERCIAL FEDERAL CORPORATION                              703,935
   20,085   COMMUNITY BANK SYSTEM INCORPORATED                          504,736
   24,471   DIME COMMUNITY BANCSHARES                                   411,113
   18,372   DOWNEY FINANCIAL CORPORATION                              1,009,725
   33,055   EAST WEST BANCORP INCORPORATED                            1,110,318
   26,420   FIRST BANCORP PUERTO RICO                                 1,276,086
   30,533   FIRST MIDWEST BANCORP INCORPORATED                        1,055,221
   10,406   FIRST REPUBLIC BANK                                         478,676
   10,777   FIRSTFED FINANCIAL CORPORATION+                             526,780
   40,215   FLAGSTAR BANCORP INCORPORATED                               855,775
   26,341   GOLD BANC CORP INCORPORATED                                 355,340
   29,527   HUDSON UNITED BANCORP                                     1,088,070
   18,595   IRWIN FINANCIAL CORPORATION                                 480,123
   21,428   MAF BANCORP INCORPORATED                                    924,190
   13,343   PRIVATEBANCORP INCOPORATED                                  359,727
   21,686   PROVIDENT BANKSHARES CORPORATION                            727,565
   42,058   REPUBLIC BANCORP INCORPORATED                               647,693
   19,222   RIGGS NATIONAL CORPORATION                                  426,728
   46,410   SOUTH FINANCIAL GROUP INCORPORATED                        1,308,762
   45,432   SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED              915,001
   29,471   STERLING BANCSHARES INCORPORATED TEXAS<<                    396,385
   14,871   STERLING FINANCIAL CORPORATION+                             524,054
   30,507   SUSQUEHANNA BANCSHARES INCORPORATED                         750,472
   48,816   TRUSTCO BANK CORPORATION NY                                 625,821
   29,735   UCBH HOLDINGS INCORPORATED                                1,161,746
   28,759   UMPQUA HOLDINGS CORPORATION                                 648,803
   28,490   UNITED BANKSHARES INCORPORATED                              987,179
   21,942   WAYPOINT FINANCIAL CORPORATION                              604,941
   26,830   WHITNEY HOLDING CORPORATION                               1,126,860
   13,484   WINTRUST FINANCIAL CORPORATION<<                            772,364

                                                                     26,334,818
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

DURABLE GOODS - CONSUMER - 0.05%
   17,678   STURM RUGER & COMPANY INCORPORATED                   $      159,279
                                                                 --------------

EATING & DRINKING PLACES - 2.31%
   24,072   CEC ENTERTAINMENT INCORPORATED+                             884,646
   13,275   IHOP CORPORATION<<                                          507,238
   24,182   JACK IN THE BOX INCORPORATED+                               767,295
   18,129   LANDRY'S RESTAURANTS INCORPORATED<<                         494,740
   14,417   LONE STAR STEAKHOUSE & SALOON INCORPORATED                  372,391
   14,012   O'CHARLEYS INCORPORATED+                                    228,396
   16,825   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                   815,844
   11,037   PAPA JOHNS INTERNATIONAL INCORPORATED+<<                    338,615
   22,257   RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<              593,149
   27,363   RYAN'S RESTAURANT GROUP INCORPORATED+                       406,067
   39,147   SONIC CORPORATION+<<                                      1,003,338
   17,986   STEAK N SHAKE COMPANY+                                      307,201
   42,167   TRIARC COMPANIES INCORPORATED CLASS B                       483,655

                                                                      7,202,575
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.35%
   19,411   ALLETE INCORPORATED<<                                       630,857
   10,950   AMERICAN STATES WATER COMPANY                               272,655
   41,125   ATMOS ENERGY CORPORATION                                  1,035,939
   31,802   AVISTA CORPORATION                                          575,616
    7,387   CASCADE NATURAL GAS CORPORATION                             156,826
    7,967   CENTRAL VERMONT PUBLIC SERVICE                              160,216
   10,354   CH ENERGY GROUP INCORPORATED                                474,213
   30,945   CLECO CORPORATION                                           533,492
   31,264   EL PASO ELECTRIC COMPANY+                                   502,412
   23,901   ENERGEN CORPORATION                                       1,232,097
    3,341   GREEN MOUNTAIN POWER CORPORATION                             87,033
   13,781   LACLEDE GROUP INCORPORATED                                  402,819
   18,174   NEW JERSEY RESOURCES                                        752,404
   17,963   NORTHWEST NATURAL GAS COMPANY                               569,966
   10,490   NUI CORPORATION<<                                           139,937
   25,179   PIEDMONT NATURAL GAS COMPANY<<                            1,106,365
   53,794   SOUTHERN UNION COMPANY+<<                                 1,102,770
   23,185   SOUTHWEST GAS CORPORATION                                   555,281
   33,473   UGI CORPORATION                                           1,247,204
    9,539   UIL HOLDINGS CORPORATION                                    469,223
   22,508   UNISOURCE ENERGY CORPORATION                                548,070
   31,528   WASTE CONNECTIONS INCORPORATED+<<                           998,807

                                                                     13,554,202
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 6.75%
   17,069   ACTEL CORPORATION+                                          259,449
   27,975   ACUITY BRANDS INCORPORATED                                  664,966
   72,233   ADAPTEC INCORPORATED+                                       548,971
   21,469   ADVANCED ENERGY INDUSTRIES INCORPORATED+                    199,447

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
   48,750   AEROFLEX INCORPORATED+                               $      515,287
   23,184   ALLIANCE SEMICONDUCTOR CORPORATION+                          80,217
   19,336   AO SMITH CORPORATION<<                                      470,832
   15,811   APPLICA INCORPORATED+                                        63,876
    7,349   APPLIED SIGNAL TECHNOLOGY INCORPORATED                      235,095
   25,750   ARTESYN TECHNOLOGIES INCORPORATED+                          256,985
   20,606   ATMI INCORPORATED+<<                                        422,011
   21,640   BALDOR ELECTRIC COMPANY                                     512,002
    7,440   BEL FUSE INCORPORATED CLASS B                               246,115
   26,999   BENCHMARK ELECTRONICS INCORPORATED+<<                       804,570
   16,624   C&D TECHNOLOGIES INCORPORATED                               316,188
   28,255   C-COR INCORPORATED+                                         238,755
    9,491   CATAPULT COMMUNICATIONS CORPORATION+<<                      178,810
   24,688   CHECKPOINT SYSTEMS INCORPORATED+                            384,392
   12,023   CONCORD COMMUNICATIONS INCORPORATED+                        107,305
   23,715   CTS CORPORATION                                             298,809
   17,553   CUBIC CORPORATION<<                                         401,964
   24,167   CYMER INCORPORATED+<<                                       692,626
   13,792   DIONEX CORPORATION+                                         754,422
   18,710   DSP GROUP INCORPORATED+                                     393,845
   12,073   DUPONT PHOTOMASKS INCORPORATED+<<                           205,724
   18,552   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                 321,877
   25,951   ESS TECHNOLOGY INCORPORATED+                                177,764
   26,978   EXAR CORPORATION+                                           382,008
   47,455   HARMONIC INCORPORATED+                                      315,576
   17,158   HELIX TECHNOLOGY CORPORATION                                233,263
   17,128   HUTCHINSON TECHNOLOGY INCORPORATED+<<                       457,831
   16,897   INTER-TEL INCORPORATED                                      365,313
   14,637   LITTELFUSE INCORPORATED+                                    505,416
   18,715   MAGNETEK INCORPORATED+                                      139,801
   13,937   MERCURY COMPUTER SYSTEMS INCORPORATED+                      375,184
   23,309   METHODE ELECTRONICS                                         298,122
   39,172   MICORSEMI CORPORATION+                                      552,325
   16,877   MOOG INCORPORATED CLASS A+                                  612,635
    4,480   NATIONAL PRESTO INDUSTRIES INCORPORATED                     187,354
   13,066   PARK ELECTROCHEMICAL CORPORATION                            276,999
   17,342   PERICOM SEMICONDUCTOR+                                      167,524
   21,404   PHOTRONICS INCORPORATED+<<                                  355,734
   20,310   POWER INTEGRATIONS INCORPORATED+<<                          414,933
   22,713   RAYOVAC CORPORATION+                                        598,488
   16,066   REGAL-BELOIT CORPORATION                                    388,637
   10,999   ROGERS CORPORATION+<<                                       467,348
   10,028   SBS TECHNOLOGIES INCORPORATED+                              122,342
  102,201   SKYWORKS SOLUTIONS INCORPORATED+<<                          970,910
   12,086   STANDARD MICROSYSTEMS CORPORATION+                          211,626
    8,492   SUPERTEX INCORPORATED+                                      165,000
   29,479   SYMMETRICOM INCORPORATED+<<                                 278,871
   16,314   SYNAPTICS INCORPORATED+                                     328,890

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
   26,555   TECHNITROL INCORPORATED+                             $      517,823
   14,300   THREE-FIVE SYSTEMS INCORPORATED+<<                           39,182
    8,635   TOLLGRADE COMMUNICATIONS INCORPORATED+                       75,902
   23,904   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
            INCORPORATED+                                               738,634
   17,578   VIASAT INCORPORATED+                                        353,318
   27,664   VICOR CORPORATION                                           279,683
   20,973   ZIX CORPORATION+<<                                           96,056

                                                                     21,025,032
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.59%
   21,523   AMERICAN HEALTHCORP+<<                                      626,535
   12,940   CDI CORPORATION                                             265,270
   14,250   MAXMUS INCORPORATED+                                        410,543
   37,090   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+<<        1,335,240
   40,642   PRG-SCHULTZ INTERNATIONAL INCORPORATED+<<                   233,285
   36,586   REGENERON PHARMACEUTICAL INCORPORATED+<<                    317,566
   36,943   TETRA TECH INCORPORATED+<<                                  468,068
   28,215   URS CORPORATION+                                            752,776
   21,154   WATSON WYATT & COMPANY HOLDINGS                             556,350

                                                                      4,965,633
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 1.62%
   23,916   APTARGROUP INCORPORATED                                   1,051,586
   19,193   COMMERCIAL METALS COMPANY                                   762,346
   19,272   GRIFFON CORPORATION+                                        406,639
   19,800   MASOTECH ESCROW INCORPORATED+(A)                                  0
    9,396   MATERIAL SCIENCES CORPORATION+                              126,752
    9,577   MOBILE MINI INCORPORATED+<<                                 237,510
   41,900   SHAW GROUP INCORPORATED+<<                                  502,800
   15,650   SIMPSON MANUFACTURING COMPANY INCORPORATED                  989,080
   38,208   TOWER AUTOMOTIVE INCORPORATED+<<                             79,855
   15,685   VALMONT INDUSTRIES INCORPORATED                             327,346
   21,218   WATTS WATER TECHNOLOGIES INCORPORATED                       569,703

                                                                      5,053,617
                                                                 --------------

FINANCE COMPANIES - 0.04%
   16,275   REWARDS NETWORK INCORPORATED+<<                             108,554
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.24%
   11,859   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                    310,113
   24,220   CORN PRODUCTS INTERNATIONAL INCORPORATED                  1,116,542
   28,784   FLOWERS FOODS INCORPORATED                                  744,066
    5,910   J & J SNACK FOODS CORPORATION+                              253,421
   19,424   LANCE INCORPORATED                                          313,697
   19,219   RALCORP HOLDINGS INCORPORATED+                              693,806
   13,097   SANDERSON FARMS INCORPORATED<<                              438,095

                                                                      3,869,740
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FOOD STORES - 0.29%
   25,332   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<< $      154,525
   19,841   PANERA BREAD COMPANY+<<                                     744,831

                                                                        899,356
                                                                 --------------

FURNITURE & FIXTURES - 0.63%
    7,674   BASSETT FURNITURE INDUSTRIES INCORPORATED                   144,885
   24,490   ETHAN ALLEN INTERIORS INCORPORATED                          851,028
   34,162   LA-Z-BOY INCORPORATED<<                                     518,579
   24,090   SELECT COMFORT CORPORATION+<<                               438,438

                                                                      1,952,930
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.59%
   32,877   CASEY'S GENERAL STORES                                      611,183
   25,756   FRED'S INCORPORATED<<                                       462,578
   19,290   SHOPKO STORES INCORPORATED+                                 335,839
   27,701   STEIN MART INCORPORATED+                                    421,609

                                                                      1,831,209
                                                                 --------------

HEALTH SERVICES - 2.33%
   31,848   ACCREDO HEALTH INCORPORATED+                                750,657
   19,933   AMSURG CORPORATION+<<                                       422,181
   21,042   CROSS COUNTRY HEALTHCARE INCORPORATED+<<                    326,151
   15,295   CRYOLIFE INCORPORATED+<<                                    111,042
    8,486   CURATIVE HEALTH SERVICES INCORPORATED+                       58,299
   20,260   ENZO BIOCHEM INCORPORATED+<<                                303,900
   16,095   GENTIVA HEALTH SERVICES INCORPORATED+                       263,475
   42,721   HOOPER HOLMES INCORPORATED                                  191,390
   21,507   NAUTILUS GROUP INCORPORATED<<                               485,843
   32,913   OCA INCORPORATED+<<                                         156,008
   24,068   ODYSSEY HEALTHCARE INCORPORATED+<<                          427,207
   15,757   PEDIATRIX MEDICAL GROUP INCORPORATED+                       864,272
   32,648   PROVINCE HEALTHCARE COMPANY+                                682,996
   10,698   REHABCARE GROUP INCORPORATED+                               246,375
   17,601   SIERRA HEALTH SERVICES INCORPORATED+<<                      843,616
   13,501   SUNRISE SENIOR LIVING INCORPORATED+<<                       474,155
   18,609   UNITED SURGICAL PARTNERS INTERNATIONAL
            INCORPORATED+<<                                             639,219

                                                                      7,246,786
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.83%
    8,915   4KIDS ENTERTAINMENT INCORPORATED+                           180,083
   25,093   CAPITAL AUTOMOTIVE                                          784,658
   17,872   COLONIAL PROPERTIES TRUST<<                                 718,812
   34,063   COMMERCIAL NET LEASE REALTY INCORPORATED                    620,628
   24,248   COMMUNITY FIRST BANKSHARES INCORPORATED                     777,391
   16,121   ENTERTAINMENT PROPERTIES TRUST                              609,374
   15,069   ESSEX PROPERTY TRUST INCORPORATED                         1,082,707
   19,234   GABLES RESIDENTIAL TRUST<<                                  656,841
   20,971   GLENBOROUGH REALTY TRUST INCORPORATED                       435,568

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
   22,072   HEADWATERS INCORPORATED+<<                           $      681,142
   18,668   KILROY REALTY CORPORATION                                   709,944
   30,201   SHURGARD STORAGE CENTERS INCORPORATED                     1,171,799
    9,958   SOVRAN SELF STORAGE INCORPORATED                            390,154

                                                                      8,819,101
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.03%
   18,378   BELL MICROPRODUCTS INCORPORATED+<<                          142,613
   14,368   COST PLUS INCORPORATED+                                     508,340
   15,615   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+<<                532,471
   16,525   GUITAR CENTER INCORPORATED+<<                               715,533
   14,836   HAVERTY FURNITURE COMPANIES INCORPORATED                    260,223
   29,653   LINENS `N THINGS INCORPORATED+<<                            687,060
   21,224   MOVIE GALLERY INCORPORATED                                  372,057

                                                                      3,218,297
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.43%
   22,737   AZTAR CORPORATION+                                          602,530
   19,575   MARCUS CORPORATION                                          381,125
   29,304   PRIME HOSPITALITY CORPORATION+                              356,630

                                                                      1,340,285
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.89%
   13,037   ASTEC INDUSTRIES INCORPORATED+                              249,267
   65,659   AXCELIS TECHNOLOGIES INCORPORATED+                          543,657
   11,529   BLACK BOX CORPORATION                                       425,997
   16,825   BRIGGS & STRATTON CORPORATION                             1,366,190
   29,272   BROOKS AUTOMATION INCORPORATED+<<                           414,199
   11,360   DRIL-QUIP INCORPORATED+                                     253,328
   17,110   ENGINEERED SUPPORT SYSTEMS INCORPORATED                     780,900
   20,030   FEDDERS CORPORATION                                          81,923
   13,002   GARDNER DENVER INCORPORATED+                                358,465
   15,150   GLOBAL IMAGING SYSTEMS INCORPORATED+                        470,862
   15,122   HYDRIL COMPANY+                                             649,490
   33,115   IDEX CORPORATION                                          1,124,585
   18,531   KAYDON CORPORATION                                          533,137
   33,540   KULICKE & SOFFA INDUSTRIES INCORPORATED+                    189,501
   38,641   LENNOX INTERNATIONAL INCORPORATED                           577,297
    7,728   LINDSAY MANUFACTURING COMPANY                               207,342
   17,566   MANITOWOC COMPANY INCORPORATED                              622,890
   12,163   MICROS SYSTEMS INCORPORATED+                                609,001
   23,498   MILACRON INCORPORATED<<                                      73,314
   21,240   NYFIX INCORPORATED+<<                                       129,139
   26,043   PAXAR CORPORATION+                                          590,655
    9,608   PLANAR SYSTEMS INCORPORATED+<<                              107,706
    9,531   ROBBINS & MYERS INCORPORATED                                209,682
    8,234   SCANSOURCE INCORPORATED+                                    525,329
   10,133   SCM MICROSYSTEMS INCORPORATED+                               27,764

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
   (CONTINUED)
   11,469   THOMAS INDUSTRIES INCORPORATED                       $      360,127
   59,157   TIMKEN COMPANY<<                                          1,456,445
   15,005   TORO COMPANY                                              1,024,842
   15,621   ULTRATECH INCORPORATED+                                     244,781
   17,526   WATSCO INCORPORATED                                         526,306
    7,424   WOODWARD GOVERNOR COMPANY                                   501,046

                                                                     15,235,167
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
   23,527   HILB, ROGAL & HAMILTON COMPANY<<                            852,148
   11,234   LABONE INCORPORATED+<<                                      328,370

                                                                      1,180,518
                                                                 --------------

INSURANCE CARRIERS - 3.06%
   16,345   AMERIGROUP CORPORATION+                                     919,406
   13,424   CENTENE CORPORATION+                                        571,594
   20,745   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                 833,327
   50,634   FREMONT GENERAL CORPORATION                               1,172,177
   11,926   LANDAMERICA FINANCIAL GROUP INCORPORATED                    542,633
   14,604   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+              804,972
   19,274   PRESIDENTIAL LIFE CORPORATION                               331,127
   19,166   PROASSURANCE CORPORATION+<<                                 671,193
   16,565   RLI CORPORATION                                             622,016
    6,510   SCPIE HOLDINGS INCORPORATED                                  58,395
   18,265   SELECTIVE INSURANCE GROUP INCORPORATED                      679,458
   18,895   STEWART & STEVENSON SERVICES CORPORATION                    333,875
   11,891   STEWART INFORMATION SERVICES CORPORATION                    468,505
   30,473   UNITIED INSURANCE COMPANIES INCORPORATED                    997,686
   12,664   ZENITH NATIONAL INSURANCE CORPORATION                       535,814

                                                                      9,542,178
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.35%
   11,937   BROWN SHOE COMPANY INCORPORATED                             299,141
   14,324   GENESCO INCORPORATED+<<                                     337,330
   22,903   K-SWISS INCORPORATED                                        440,883

                                                                      1,077,354
                                                                 --------------

LEGAL SERVICES - 0.08%
   10,152   PRE-PAID LEGAL SERVICES INCORPORATED+<<                     260,703
                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.51%
   46,826   CHAMPION ENTERPRISES INCORPORATED+                          481,839
   10,296   COACHMEN INDUSTRIES INCORPORATED                            162,471
    7,971   DELTIC TIMBER CORPORATION                                   317,166
    5,512   SKYLINE CORPORATION                                         220,756
   11,750   UNIVERSAL FOREST PRODUCTS                                   401,850

                                                                      1,584,082
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 9.66%
   23,422   ADVANCED MEDICAL OPTICS INCORPORATED+<<              $      926,809
   22,105   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<           801,748
    8,963   ANALOGIC CORPORATION                                        373,667
   21,520   ARMOR HOLDINGS INCORPORATED+                                895,447
   14,188   ARTHROCARE CORPORATION+<<                                   415,567
    9,709   BEI TECHNOLOGIES INCORPORATED                               266,027
   15,979   BIOLASE TECHNOLOGY INCORPORATED<<                           130,389
   10,440   BIOSITE INCORPORATED+<<                                     511,142
   19,919   COHERENT INCORPORATED+                                      516,699
   14,129   COHU INCORPORATED                                           208,827
   19,595   CONMED CORPORATION+                                         515,348
   21,463   COOPER COMPANIES INCORPORATED                             1,471,289
   11,142   CUNO INCORPORATED+                                          643,450
   15,663   CYBERONICS INCORPORATED+<<                                  320,465
    9,715   DATASCOPE CORPORATION                                       362,369
   14,386   DJ ORTHOPEDICS INCORPORATED+                                253,913
   17,865   DRS TECHNOLOGIES INCORPORATED+                              668,866
   13,107   EDO CORPORATION                                             363,719
   13,906   ESTERLINE TECHNOLOGIES CORPORATION+                         425,385
   21,849   FEI COMPANY+<<                                              431,736
   22,177   FLIR SYSTEMS INCORPORATED+                                1,297,354
   46,493   FOSSIL INCORPORATED+<<                                    1,438,493
   16,563   HAEMONETICS CORPORATION MASSACHUSETTS+                      543,929
   13,473   HOLOGIC INCORPORATED+                                       259,625
    9,018   ICU MEDICAL INCORPORATED+<<                                 234,829
   50,005   INPUT OUTPUT INCORPORATED+<<                                515,552
   18,899   INTEGRA LIFESCIENCES HOLDINGS+<<                            606,847
   17,003   INTERMAGNETICS GENERAL CORPORATION+                         393,619
   20,477   INVACARE CORPORATION                                        941,942
   11,590   INVISION TECHNOLOGIES INCORPORATED+                         521,434
   14,860   IONICS INCORPORATED+<<                                      401,220
   13,780   ITRON INCORPORATED+                                         240,461
   10,650   KEITHLEY INSTRUMENTS INCORPORATED                           185,843
    7,536   KENSEY NASH CORPORATION+<<                                  197,368
   46,056   KOPIN CORPORATION+                                          187,448
   13,131   MEADE INSTRUMENTS CORPORATION+                               40,837
   27,817   MENTOR CORPORATION                                          936,877
   17,311   MERIT MEDICAL SYSTEMS INCORPORATED+                         261,569
   11,268   OSTEOTECH INCORPORATED+                                      44,396
   11,041   PHOTON DYNAMICS INCORPORATED+                               224,132
   45,199   PINNACLE SYSTEMS INCORPORATED+                              188,480
   17,920   POLYMEDICA CORPORATION                                      551,936
   11,932   POSSIS MEDICAL INCORPORATED+<<                              186,855
   22,220   RESMED INCORPORATED+<<                                    1,057,894
   22,879   RESPIRONICS INCORPORATED+                                 1,222,654
   24,310   ROPER INDUSTRIES INCORPORATED                             1,396,853
   11,006   RUDOLPH TECHNOLOGIES INCORPORATED+                          184,240
   21,149   SOLA INTERNATIONAL INCORPORATED+                            402,888

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (CONTINUED)
   15,383   SONIC SOLUTIONS+                                     $      251,051
   25,566   SYBRON DENTAL SPECIALTIES INCORPORATED+                     759,055
   26,999   TECHNE CORPORATION+                                       1,030,822
   21,333   TELEDYNE TECHNOLOGIES INCORPORATED+                         534,178
   19,688   THERAGENICS CORPORATION+                                     71,861
   33,609   TRIMBLE NAVIGATION LIMITED+                               1,062,044
   19,489   VEECO INSTRUMENTS INCORPORATED+<<                           408,684
   20,271   VIASYS HEALTHCARE INCORPORATED+                             339,134
    8,348   VITAL SIGNS INCORPORATED                                    266,969
   13,638   X-RITE INCORPORATED                                         198,706

                                                                     30,090,941
                                                                 --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.08%
   14,046   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<              251,283
                                                                 --------------

MEMBERSHIP ORGANIZATIONS - 0.13%
   14,795   JO ANN STORES INCORPORATED+                                 414,852
                                                                 --------------

METAL MINING - 0.18%
    7,029   CLEVELAND CLIFFS INCORPORATED+<<                            568,435
                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.57%
   19,227   AMCOL INTERNATIONAL CORPORATION                             367,620
   28,433   FLORIDA ROCK INDUSTRIES INCORPORATED                      1,392,933

                                                                      1,760,553
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
   12,428   DAKTRONICS INCORPORATED+<<                                  303,865
   17,166   JAKKS PACIFIC INCORPORATED+                                 394,818
   30,647   K2 INCORPORATED+                                            438,559
   10,617   LYDALL INCORPORATED+                                         98,738
   13,683   RUSS BERRIE AND COMPANY INCORPORATED<<                      275,712
   15,238   SHUFFLE MASTER INCORPORATED+<<                              570,815
    8,011   STANDEX INTERNATIONAL CORPORATION                           196,270

                                                                      2,278,777
                                                                 --------------

MISCELLANEOUS RETAIL - 0.92%
   12,061   ACTION PERFORMANCE COMPANIES INCORPORATED                   122,178
   18,600   CASH AMERICA INTERNATIONAL INCORPORATED                     454,956
   12,408   HANCOCK FABRICS INCORPORATED                                148,648
   15,397   HIBBETT SPORTING GOODS INCORPORATED+<<                      315,484
   13,206   J JILL GROUP INCORPORATED+                                  262,139
   24,509   LONGS DRUG STORES CORPORATION<<                             593,118
   34,137   ZALE CORPORATION+                                           959,250

                                                                      2,855,773
                                                                 --------------

MOTION PICTURES - 0.33%
   22,033   AVID TECHNOLOGY INCORPORATED+<<                           1,032,687
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.73%
   16,371   ARKANSAS BEST CORPORATION                            $      599,506
   14,141   FORWARD AIR CORPORATION+                                    565,923
   49,269   HEARTLAND EXPRESS INCORPORATED                              909,013
   19,895   LANDSTAR SYSTEM INCORPORATED+<<                           1,167,439
   18,250   USF CORPORATION                                             654,992
   31,604   YELLOW ROADWAY CORPORATION+<<                             1,481,912

                                                                      5,378,785
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.83%
   11,336   FINANCIAL FEDERAL CORPORATION+<<                            424,873
   31,234   NEW CENTURY FINANCIAL CORPORATION<<                       1,880,911
   12,122   WORLD ACCEPTANCE CORPORATION+                               281,837

                                                                      2,587,621
                                                                 --------------

NON-DURABLE GOODS - CONSUMER - 0.08%
   24,783   STRIDE RITE CORPORATION                                     254,026
                                                                 --------------

OIL & GAS EXTRACTION - 4.40%
    9,108   ATWOOD OCEANICS INCORPORATED+                               432,994
   21,710   CABOT OIL AND GAS CORPORATION                               974,779
   25,147   CAL DIVE INTERNATIONAL INCORPORATED+<<                      895,736
   27,192   CIMAREX ENERGY COMPANY+<<                                   950,089
   16,551   OCEANEERING INTERNATIONAL INCORPORATED+                     609,739
   46,382   PATINA OIL & GAS CORPORATION                              1,371,516
   10,687   PETROLEUM DEVELOPMENT CORPORATION+                          468,304
   18,085   REMINGTON OIL & GAS CORPORATION+<<                          474,731
   12,040   SEACOR SMIT INCORPORATED+                                   562,870
   23,759   SOUTHWESTERN ENERGY COMPANY+                                997,640
   22,255   SPINNAKER EXPLORATION COMPANY+                              779,815
   18,834   ST. MARY LAND & EXPLORATION COMPANY                         749,782
   17,496   STONE ENERGY CORPORATION+                                   765,625
   18,359   SWIFT ENERGY COMPANY+<<                                     439,882
   14,643   TETRA TECH INCORPORATED+                                    454,665
   30,042   UNIT CORPORATION+                                         1,053,873
   21,953   VERITAS DGC INCORPORATED+<<                                 500,089
   42,815   VINTAGE PETROLEUM INCORPORATED                              859,297
   18,070   W-H ENERGY SERVICES INCORPORATED+                           374,953

                                                                     13,716,379
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.81%
   24,289   BUCKEYE TECHNOLOGIES INCORPORATED+                          270,822
   18,706   CARAUSTAR INDUSTRIES INCORPORATED+                          313,700
   12,817   CHESAPEAKE CORPORATION                                      307,864
   10,407   POPE & TALBOT INCORPORATED                                  183,163
   23,413   ROCK-TENN COMPANY CLASS A                                   368,521
    9,773   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED               316,645
   18,769   STANDARD REGISTER COMPANY<<                                 197,075

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

PAPER & ALLIED PRODUCTS (CONTINUED)
   33,953   WAUSAU-MOSINEE PAPER CORPORATION                     $      565,317

                                                                      2,523,107
                                                                 --------------

PERSONAL SERVICES - 0.35%
    5,884   ANGELICA CORPORATION                                        146,394
   14,083   COINSTAR INCORPORATED+<<                                    328,134
    5,091   CPI CORPORATION                                              67,456
   13,708   G & K SERVICES INCORPORATED CLASS A                         544,756

                                                                      1,086,740
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.35%
   12,948   ELKCORP                                                     359,437
   17,686   FRONTIER OIL CORPORATION                                    417,566
   11,077   WD-40 COMPANY                                               316,802

                                                                      1,093,805
                                                                 --------------

PHARMACEUTICALS - 0.03%
   39,580   SAVIENT PHARMACEUTICALS INCORPORATED+                        91,034
                                                                 --------------

PRIMARY METAL INDUSTRIES - 3.03%
   30,783   BELDEN CDT INCORPORATED                                     671,069
   12,444   BRUSH ENGINEERED MATERIALS INCORPORATED+                    257,715
   15,623   CARPENTER TECHNOLOGY CORPORATION                            745,842
   20,812   CENTURY ALUMINUM COMPANY+<<                                 577,117
   10,677   COMMONWEALTH INDUSTRIES+                                     99,723
   14,037   CURTISS-WRIGHT CORPORATION                                  803,338
   10,211   IMCO RECYCLING INCORPORATED+                                116,405
   19,029   LONE STAR TECHNOLOGIES INCORPORATED+<<                      719,296
   27,920   MAVERICK TUBE CORPORATION+<<                                860,215
   22,983   MUELLER INDUSTRIES INCORPORATED                             987,120
   10,798   QUANEX CORPORATION                                          553,721
   13,938   RTI INTERNATIONAL METALS INCORPORATED+                      269,979
   32,593   STEEL DYNAMICS INCORPORATED                               1,258,742
    8,390   STEEL TECHNOLOGIES INCORPORATED                             214,927
   14,011   TEXAS INDUSTRIES INCORPORATED                               720,726
   25,239   TREDEGAR CORPORATION                                        459,350
    9,732   WOLVERINE TUBE INCORPORATED+                                112,405

                                                                      9,427,690
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.58%
   23,169   BOWNE & COMPANY INCORPORATED                                300,965
    8,934   CONSOLIDATED GRAPHICS INCORPORATED+                         374,335
   13,744   INFORMATION HOLDINGS INCORPORATED+                          374,249
   18,229   JOHN H HARLAND COMPANY                                      571,479
    9,593   THOMAS NELSON INCORPORATED                                  187,543

                                                                      1,808,571
                                                                 --------------

RAILROAD TRANSPORTATION - 0.20%
   41,172   KANSAS CITY SOUTHERN+<<                                     624,579
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

REAL ESTATE - 0.22%
    8,514   MERITAGE CORPORATION+                                $      669,200
                                                                 --------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.22%
   31,740   LEXINGTON CORPORATE PROPERTIES TRUST                        689,075
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.14%
   19,927   A SCHULMAN INCORPORATED<<                                   439,191
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 0.36%
   27,502   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                   420,781
   13,040   PIPER JAFFRAY COMPANIES INCORPORATED+<<                     516,254
   11,267   SWS GROUP INCORPORATED                                      181,173

                                                                      1,118,208
                                                                 --------------

SOFTWARE - 0.19%
   11,732   EPIQ SYSTEMS INCORPORATED+<<                                182,785
   21,256   MANTECH INTERNATIONAL CORPORATION CLASS A+                  397,912

                                                                        580,697
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.37%
   17,984   APOGEE ENTERPRISES INCORPORATED<<                           232,533
   10,482   CARBO CERAMICS INCORPORATED                                 756,171
    9,031   LIBBEY INCORPORATED<<                                       168,880

                                                                      1,157,584
                                                                 --------------

TELEPHONE SERVICES - 0.19%
   13,837   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+<<          602,601
                                                                 --------------

TEXTILE MILL PRODUCTS - 0.63%
   21,764   ALBANY INTERNATIONAL CORPORATION CLASS A                    648,785
   34,028   INTERFACE INCORPORATED+                                     272,905
   10,650   OXFORD INDUSTRIES INCORPORATED<<                            396,712
   25,701   WOLVERINE WORLD WIDE INCORPORATED                           647,665

                                                                      1,966,067
                                                                 --------------

TRANSPORTATION BY AIR - 0.77%
   29,362   EGL INCORPORATED+<<                                         888,494
   29,785   FLYI INCORPORATED+<<                                        116,460
   23,393   FRONTIER AIRLINES INCORPORATED+<<                           179,658
   20,744   MESA AIR GROUP INCORPORATED+<<                              105,795
   15,010   OFFSHORE LOGISTICS INCORPORATED+                            516,644
   38,323   SKYWEST INCORPORATED                                        576,761

                                                                      2,383,812
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.72%
   21,181   AAR CORPORATION+                                            263,704
   13,621   ARCTIC CAT INCORPORATED                                     353,465
   16,702   CLARCOR INCORPORATED                                        796,184
   36,387   FLEETWOOD ENTERPRISES INCORPORATED+<<                       552,355
   29,444   GENCORP INCORPORATED<<                                      398,966
   15,026   GROUP 1 AUTOMOTIVE INCORPORATED+<<                          409,909

WELLS FARGO MASTER PORTFOLIOS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
   28,686   JLG INDUSTRIES INCORPORATED                          $      481,925
   19,305   MONACO COACH CORPORATION                                    417,953
   23,156   OSHKOSH TRUCK CORPORATION                                 1,321,281
   28,017   POLARIS INDUSTRIES INCORPORATED                           1,563,909
   12,986   STANDARD MOTOR PRODUCTS INCORPORATED                        196,219
   10,418   TRIUMPH GROUP INCORPORATED+                                 352,441
   22,183   WABASH NATIONAL CORPORATION+                                609,367
   22,116   WINNEBAGO INDUSTRIES INCORPORATED                           766,098

                                                                      8,483,776
                                                                 --------------

TRANSPORTATION SERVICES - 0.06%
   14,602   PEGASUS SOLUTIONS INCORPORATED+                             174,056
                                                                 --------------

WATER TRANSPORTATION - 0.21%
   16,140   KIRBY CORPORATION+                                          648,021
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.02%
   12,517   ADVANCED MARKETING SERVICES INCORPORATED<<                  135,058
   29,668   DIMON INCORPORATED                                          174,745
    9,375   ENESCO GROUP INCORPORATED+                                   64,219
   23,937   HAIN CELESTIAL GROUP INCORPORATED+                          423,206
   23,751   MEN'S WEARHOUSE INCORPORATED+                               689,967
   21,898   MYERS INDUSTRIES INCORPORATED                               239,783
    8,082   NASH FINCH COMPANY                                          254,179
   30,488   PERFORMANCE FOOD GROUP COMPANY+<<                           722,566
   28,665   PRIORITY HEALTHCARE CORPORATION CLASS B+                    577,600
   14,881   SCHOOL SPECIALTY INCORPORATED+                              586,460
   25,132   TRACTOR SUPPLY COMPANY+<<                                   790,150
   26,267   UNITED NATURAL FOODS INCORPORATED+                          698,702
   21,826   UNITED STATIONERS INCORPORATED+<<                           947,248

                                                                      6,303,883
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.72%
   10,375   AM CASTLE & COMPANY+                                        105,306
   12,877   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                460,224
   15,204   BARNES GROUP INCORPORATED                                   417,654
    8,845   BUILDING MATERIALS HOLDINGS CORPORATION                     243,414
    8,812   DEPARTMENT 56 INCORPORATED+                                 143,636
   14,233   DIGI INTERNATIONAL INCORPORATED+                            162,683
   40,380   HUGHES SUPPLY INCORPORATED                                1,214,227
   10,885   IMAGISTICS INTERNATIONAL INCORPORATED+                      365,736
   31,864   INSIGHT ENTERPRISES INCORPORATED+<<                         536,590
   14,920   KAMAN CORPORATION CLASS A                                   178,145
   37,037   KNIGHT TRANSPORTATION INCORPORATED+                         793,333
    6,190   LAWSON PRODUCTS INCORPORATED                                253,604
   25,839   OWENS & MINOR INCORPORATED                                  656,311
   39,543   PEP BOYS-MANNY, MOE & JACK                                  553,602
   21,375   RELIANCE STEEL & ALUMINUM COMPANY                           848,587

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                    VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
   16,378   RYERSON TULL INCORPORATED                                                                   $       281,210
   34,702   SCP POOL CORPORATION                                                                                927,918
   14,613   TBC CORPORATION+                                                                                    326,454

                                                                                                              8,468,634
                                                                                                        ---------------

TOTAL COMMON STOCK (COST $252,099,804)                                                                      304,555,469
                                                                                                        ---------------

PREFERRED STOCKS - 0.00%
   42,000   TIMCO AVIATION SERVICES INCORPORATED+&&&(A)                                                               4

TOTAL PREFERRED STOCKS (COST $0)                                                                                      4
                                                                                                        ---------------

COLLATERAL FOR SECURITIES LENDING - 20.94%
            COLLATERAL FOR SECURITY LENDING                                                                  65,232,857

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $65,232,857)                                                   65,232,857
                                                                                                        ---------------

SHORT-TERM INVESTMENTS - 2.60%

MUTUAL FUND - 2.39%
7,435,099   WELLS FARGO MONEY MARKET TRUST~++                                                                 7,435,099
                                                                                                        ---------------

PRINCIPAL                                                        INTEREST RATE       MATURITY DATE

US TREASURY BILLS - 0.21%
$ 650,000   US TREASURY BILL^#                                            1.29%         11/12/2004              648,787
                                                                                                        ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,084,120)                                                                8,083,886
                                                                                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $325,416,781)*                                121.33%                                             $   377,872,216
OTHER ASSETS AND LIABILITIES, NET                   (21.33)                                                 (66,423,646)
                                                    ------                                              ---------------
TOTAL NET ASSETS                                    100.00%                                             $   311,448,570
                                                    ======                                              ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,435,099.

~    THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY

     PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $326,333,932 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 78,208,853
       GROSS UNREALIZED DEPRECIATION                  (26,670,569)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 51,538,284

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.46%

AGRICULTURAL SERVICES - 0.62%
  241,000   VCA ANTECH INCORPORATED+<<                           $    4,971,830
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 1.61%
  196,600   GAYLORD ENTERTAINMENT COMPANY+<<                          6,094,600
  251,000   LAKES ENTERTAINMENT INCORPORATED+<<                       2,630,480
  266,600   MULTIMEDIA GAMES INCORPORATED+<<                          4,132,300

                                                                     12,857,380
                                                                 --------------

APPAREL & ACCESSORY STORES - 1.48%
  177,100   CARTER'S INCORPORATED+                                    4,903,899
  327,900   PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+               6,902,295

                                                                     11,806,194
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 1.50%
  221,000   POLO RALPH LAUREN CORPORATION                             8,037,770
  955,100   SCANSOFT INC+<<                                           3,896,808

                                                                     11,934,578
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.55%
  194,900   MARINEMAX INCORPORATED+                                   4,389,148
                                                                 --------------

BUSINESS SERVICES - 18.68%
  657,600   ANSWERTHINK CONSULTING GROUP INCORPORATED+                3,518,160
  652,300   ARIBA INCORPORATED+                                       6,092,482
  893,000   BORELAND SOFTWARE CORPORATION+<<                          7,456,550
  361,900   BRINK'S COMPANY                                          10,918,523
  919,000   CNET NETWORKS INCORPORATED+<<                             8,408,850
  246,700   COGENT INCORPORATED+<<                                    4,494,874
1,090,800   E.PIPHANY INCORPORATED+                                   4,395,924
  790,200   HYPERCOM CORPORATION+                                     5,831,676
  259,700   HYPERION SOLUTIONS CORPORATION+<<                         8,827,203
  211,400   INNOVATIVE SOLUTIONS AND SUPPORT INCORPORATED+            5,185,642
  532,100   INTERWOVEN INCORPORATED+                                  3,852,404
  410,900   MACROMEDIA INCORPORATED+<<                                8,250,872
  556,800   MPS GROUP INCORPORATED+                                   4,682,688
  772,500   NETIQ CORPORATION+<<                                      8,265,750
  167,800   OPEN SOLUTIONS INCORPORATED+<<                            4,189,966
  759,800   OPSWARE INCORPORATED+<<                                   4,262,478
  408,200   PACKETEER INCORPORATED+                                   4,412,642
  323,800   PROGRESS SOFTWARE CORPORATION+                            6,443,620
  318,700   RED HAT INCORPORATED+<<                                   3,900,888
  347,400   SERENA SOFTWARE INCORPORATED+                             5,812,002
  146,200   STARTEK INCORPORATED                                      4,584,832
  374,800   SUPPORTSOFT INCORPORATED+<<                               3,650,552
  419,100   THQ INCORPORATED+                                         8,155,686
1,586,700   TIBCO SOFTWARE INCORPORATED+                             13,502,817

                                                                    149,097,081
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS - 11.78%
  249,900   ABLE LABORATORIES INCORPORATED+                      $    4,788,084
  367,800   ANGIOTECH PHARMACEUTICALS INCORPORATED+<<                 7,455,306
  537,700   CELL THERAPEUTICS INCORPORATED+                           3,688,622
  640,300   ENCYSIVE PHARMACEUTICALS INCORPORATED+                    5,781,909
  584,400   INDEVUS PHARMACEUTICALS INCORPORATED+<<                   4,143,396
  480,500   IVAX CORPORATION+<<                                       9,201,575
  277,100   NEKTAR THERAPEUTICS+                                      4,012,408
  209,350   NEUROCRINE BIOSCIENCES INCORPORATED+                      9,872,946
  136,600   NOVA CHEMICALS CORPORATION                                5,286,420
  277,000   NOVEN PHARMACEUTICALS INCORPORATED+                       5,772,680
  548,400   PROTEIN DESIGN LABS INCORPORATED+                        10,737,672
  184,000   SANTARUS INCORPORATED SANTARUS+                           1,668,880
  173,700   UNITED THERAPEUTICS CORPORATION+<<                        6,067,341
  210,900   VALEANT PHARMACEUTICALS INTERNATIONAL                     5,086,908
  493,300   VICURON PHARMACEUTICALS INCORPORATED+<<                   7,241,644
  188,000   ZYMOGENETICS INCORPORATED+                                3,278,720

                                                                     94,084,511
                                                                 --------------

COMMUNICATIONS - 0.89%
  366,400   LIN TV CORPORATION CLASS A+                               7,137,472
                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.76%
  423,200   NEWALLIANCE BANCSHARES INCORPORATED                       6,072,920
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.47%
  657,800   ADAPTEC INCORPORATED+<<                                   4,999,280
  312,000   BENCHMARK ELECTRONICS INCORPORATED+                       9,297,600
  360,100   DSP GROUP INCORPORATED+                                   7,580,105
  182,900   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                  3,932,350
  576,600   MICREL INCORPORATED+<<                                    6,002,406
  199,300   NOVELLUS SYSTEMS INCORPORATED+<<                          5,299,387
  921,500   PMC-SIERRA INCORPORATED+                                  8,118,415
  504,300   TEKELEC+                                                  8,411,724
  193,400   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
            INCORPORATED+<<                                           5,976,060

                                                                     59,617,327
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 7.20%
  230,000   CEPHALON INCORPORATED+<<                                 11,017,000
  353,400   CORE LABORATORIES N.V.+                                   8,690,106
  486,900   DIGITAS INCORPORATED+                                     3,763,737
  750,000   DISCOVERY PARTNERS INTERNATIONAL+                         3,600,000
  348,400   NAVIGANT CONSULTING INCORPORATED+                         7,650,864
  180,000   NEUROCHEM INCORPORATED+                                   3,088,800
  235,900   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+          8,492,400
  298,300   SYMYX TECHNOLOGIES INCORPORATED+                          7,024,965
  554,264   UNITEDGLOBAL.COM INCORPORATED+                            4,140,352

                                                                     57,468,224
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HEALTH SERVICES - 0.89%
  267,000   COMMUNITY HEALTH SYSTEMS+                            $    7,123,560
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.54%
  362,800   CAPITAL LEASE FUNDING INC.                                4,005,312
  249,700   NEW YORK MORTGAGE TRUST INCORPORATED                      2,334,695
  276,800   SAXON CAPITAL INCORPORATED+<<                             5,951,200

                                                                     12,291,207
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.60%
  318,700   BROOKSTONE INCORPORATED+                                  6,020,243
  155,400   GUITAR CENTER INCORPORATED+<<                             6,728,820

                                                                     12,749,063
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
  340,800   LODGIAN INCORPORATED+                                     3,373,920
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.67%
  272,500   BLOUNT INTERNATIONAL INCORPORATED+                        3,569,750
  203,500   ENGINEERED SUPPORT SYSTEMS INCORPORATED                   9,287,740
  280,300   WATSCO INCORPORATED                                       8,417,409

                                                                     21,274,899
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.88%
  514,600   USI HOLDINGS CORPORATION+                                 7,024,290
                                                                 --------------

INSURANCE CARRIERS - 2.45%
  219,700   ARGONAUT GROUP INCORPORATED+                              4,101,799
  290,300   AXIS CAPITAL HOLDINGS LIMITED                             7,547,800
  170,700   DIRECT GENERAL CORPORATION                                4,936,644
   83,500   MOLINA HEALTHCARE INCORPORATED+                           2,964,250

                                                                     19,550,493
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 5.87%
  277,800   ARTHROCARE CORPORATION+<<                                 8,136,762
  134,300   BEI TECHNOLOGIES INCORPORATED                             3,679,820
  148,600   COOPER COMPANIES INCORPORATED<<                          10,186,530
  245,100   ESTERLINE TECHNOLOGIES CORPORATION+                       7,497,609
  403,900   FORMFACTOR INCORPORATED+<<                                7,823,543
  629,000   INPUT OUTPUT INCORPORATED+                                6,484,990
  117,800   SONOSITE INCORPORATED+<<                                  3,068,690

                                                                     46,877,944
                                                                 --------------

MISCELLANEOUS RETAIL - 1.08%
  593,000   MARVEL ENTERPRISES INCORPORATED+<<                        8,634,080
                                                                 --------------

MOTION PICTURES - 1.73%
  376,800   LIONS GATE ENTERTAINMENT CORPORATION+                     3,278,160
  437,900   MACROVISION CORPORATION+                                 10,544,632

                                                                     13,822,792
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 2.04%
  244,600   OVERNITE CORPORATION                                 $    7,687,778
  374,900   SIRVA INCORPORATED+                                       8,585,210

                                                                     16,272,988
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.73%
  386,200   CAPITALSOURCE INCORPORATED+                               8,627,708
  273,300   ENCORE CAPITAL GROUP INCORPORATED+                        5,151,705

                                                                     13,779,413
                                                                 --------------

OIL & GAS EXTRACTION - 4.42%
  876,300   GLOBAL INDUSTRIES LIMITED+                                5,415,534
  750,400   MAGNUM HUNTER RESOURCES INCORPORATED+                     8,659,616
  670,300   MERIDIAN RESOURCE CORPORATION+                            5,918,749
  219,900   PIONEER NATURAL RESOURCES                                 7,582,152
  443,600   TODCO+                                                    7,696,460

                                                                     35,272,511
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.87%
  257,800   BUCKEYE TECHNOLOGIES INCORPORATED+                        2,874,470
  328,700   GLATFELTER                                                4,072,593

                                                                      6,947,063
                                                                 --------------

PERSONAL SERVICES - 0.92%
  363,000   JACKSON HEWITT TAX SERVICE INCORPORATED                   7,343,490
                                                                 --------------

PRIMARY METAL INDUSTRIES - 3.01%
  461,000   ALLEGHENY TECHNOLOGIES INCORPORATED                       8,413,250
  190,900   BELDEN CDT INCORPORATED                                   4,161,620
  309,800   COMMSCOPE INCORPORATED+<<                                 6,691,680
   51,700   NUCOR CORPORATION                                         4,723,829

                                                                     23,990,379
                                                                 --------------

RAILROAD TRANSPORTATION - 0.76%
  240,300   GENESEE & WYOMING INCORPORATED+                           6,084,396
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.36%
  297,950   JARDEN CORPORATION+                                      10,872,195
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.03%
1,635,500   INSTINET GROUP INCORPORATED+                              8,226,565
                                                                 --------------

TRANSPORTATION BY AIR - 1.38%
  157,000   CHC HELICOPTER CORPORATION                                6,107,300
  327,100   SKYWEST INCORPORATED                                      4,922,855

                                                                     11,030,155
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                   VALUE

TRANSPORTATION EQUIPMENT - 3.24%
  423,400   JLG INDUSTRIES INCORPORATED                                                                 $     7,113,120
  381,700   WABASH NATIONAL CORPORATION+                                                                     10,485,299
  442,200   WABTEC CORPORATION                                                                                8,264,718

                                                                                                             25,863,137
                                                                                                        ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.30%
  566,300   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                    10,397,268
                                                                                                        ---------------

WHOLESALE TRADE-DURABLE GOODS - 3.73%
  177,300   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                      6,336,702
  116,100   BEACON ROOFING SUPPLY INCORPORATED+<<                                                             1,904,040
  297,800   CYTYC CORPORATION+                                                                                7,191,870
  285,200   HUGHES SUPPLY INCORPORATED                                                                        8,575,964
  400,000   NAVARRE CORPORATION+                                                                              5,796,000

                                                                                                             29,804,576
                                                                                                        ---------------

TOTAL COMMON STOCK (COST $716,906,567)                                                                      778,043,049
                                                                                                        ---------------

COLLATERAL FOR SECURITIES LENDING - 7.25%
            COLLATERAL FOR SECURITY LENDING                                                                  57,885,696

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,885,696)                                                   57,885,696
                                                                                                        ---------------

PREFERRED STOCKS - 0.00%
   26,000   TIMCO AVIATION SERVICES INCORPORATED&&&(A)                                                                3

TOTAL PREFERRED STOCKS (COST $0)                                                                                      3
                                                                                                        ---------------

WARRANTS - 0.00%
   36,152   TIMCO AVIATION SERVICES INCORPORATED
            (EXPIRE ON FEB 27, 2007)+(A)                                                                              5

TOTAL WARRANTS (COST $0)                                                                                              5
                                                                                                        ---------------

PRINCIPAL                                                        INTEREST RATE       MATURITY DATE

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
   39,208   TIMCO AVIATION SERVICES INCORPORATED&&&(A)^^                  8.00%            1/02/07                    0
                                                                                                        ---------------

TOTAL CORPORATE BONDS & NOTES (COST $100)                                                                             0
                                                                                                        ---------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 1.97%

MUTUAL FUND - 1.97%
15,732,310  WELLS FARGO MONEY MARKET TRUST~++                    $   15,732,310
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,732,310)                      15,732,310
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $790,524,673)*                                106.68%      $  851,661,063
OTHER ASSETS AND LIABILITIES, NET                    (6.68)         (53,308,991)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  798,352,072
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,732,310.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $792,538,457 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 92,207,557
       GROSS UNREALIZED DEPRECIATION                  (33,084,951)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 59,122,606

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 96.29%

AMUSEMENT & RECREATION SERVICES - 0.94%
  134,520   GAYLORD ENTERTAINMENT COMPANY+<<                     $    4,170,120
                                                                 --------------

APPAREL & ACCESSORY STORES - 2.42%
   89,240   AMERICAN EAGLE OUTFITTERS INCORPORATED                    3,288,494
  238,990   CACHE INCORPORATED+                                       3,584,850
  141,210   JOS A BANK CLOTHIERS INCORPORATED+<<                      3,908,693

                                                                     10,782,037
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.84%
  221,850   RUSSELL CORPORATION                                       3,735,954
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.93%
  169,746   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+             4,129,920
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 2.05%
  328,450   WALTER INDUSTRIES INCORPORATED<<                          5,261,769
  165,550   WCI COMMUNITIES INCORPORATED+<<                           3,857,315

                                                                      9,119,084
                                                                 --------------

BUSINESS SERVICES - 3.31%
  267,020   BISYS GROUP INCORPORATED+                                 3,901,162
  169,600   INTERGRAPH CORPORATION+                                   4,608,032
  143,030   NCO GROUP INCORPORATED+                                   3,854,659
  349,820   RENT-WAY INCORPORATED+<<                                  2,396,267

                                                                     14,760,120
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 4.42%
  317,580   AGRIUM INCORPORATED<<                                     5,640,221
  454,960   CROMPTON CORPORATION                                      4,317,570
  200,090   GREAT LAKES CHEMICAL CORPORATION                          5,122,304
  134,130   LUBRIZOL CORPORATION                                      4,640,898

                                                                     19,720,993
                                                                 --------------

COAL MINING - 0.92%
  141,730   MASSEY ENERGY COMPANY                                     4,100,249
                                                                 --------------

COMMUNICATIONS - 1.64%
  162,010   CT COMMUNICATIONS INCORPORATED                            2,234,118
  488,000   MEDIACOM COMMUNICATIONS CORPORATION+<<                    3,186,640
  224,400   NEXSTAR BROADCASTING GROUP+                               1,911,888

                                                                      7,332,646
                                                                 --------------

DEPOSITORY INSTITUTIONS - 8.78%
  215,756   BROOKLINE BANCORP INCORPORATED                            3,380,897
   83,250   CULLEN FROST BANKERS INCORPORATED                         3,868,627
  184,860   DIME COMMUNITY BANCSHARES                                 3,105,648
   81,110   FIRST REPUBLIC BANK                                       3,731,060
  180,070   FRANKLIN BANK CORPORATION+                                3,070,193
  286,690   NEWALLIANCE BANCSHARES INCORPORATED                       4,114,002

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
   85,460   PFF BANCORP INCORPORATED                             $    3,270,554
  238,230   PROVIDENT FINANCIAL SERVICES INCORPORATED                 4,109,468
  147,420   SOUTH FINANCIAL GROUP INCORPORATED                        4,157,244
  118,070   SUSQUEHANNA BANCSHARES INCORPORATED                       2,904,522
  151,880   UMPQUA HOLDINGS CORPORATION                               3,426,413

                                                                     39,138,628
                                                                 --------------

EATING & DRINKING PLACES - 3.34%
  831,520   CKE RESTAURANTS INCORPORATED+<<                           9,188,296
  208,700   LANDRY'S RESTAURANTS INCORPORATED<<                       5,695,423

                                                                     14,883,719
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.45%
   67,975   ALLETE INCORPORATED<<                                     2,209,188
  186,240   ALLIANT ENERGY CORPORATION                                4,633,651
  235,500   CLECO CORPORATION                                         4,060,020

                                                                     10,902,859
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 6.82%
  267,180   DUPONT PHOTOMASKS INCORPORATED+<<                         4,552,747
  306,200   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+       4,338,854
  443,190   GRAFTECH INTERNATIONAL LIMITED+                           6,182,501
  412,590   JACUZZI BRANDS INCORPORATED+                              3,837,087
  174,200   NVIDIA CORPORATION+                                       2,529,384
  375,600   PLEXUS CORPORATION+                                       4,146,624
  247,470   TECHNITROL INCORPORATED+                                  4,825,665

                                                                     30,412,862
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.87%
  192,680   INFRASOURCE SERVICES INCORPORATED+<<                      2,023,140
  236,280   URS CORPORATION+                                          6,303,950

                                                                      8,327,090
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.22%
  380,740   HERCULES INCORPORATED+                                    5,425,545
                                                                 --------------

FOOD STORES - 0.52%
  476,400   PATHMARK STORES INCORPORATED+                             2,310,540
                                                                 --------------

HEALTH SERVICES - 3.51%
  657,430   BEVERLY ENTERPRISES INCORPORATED+<<                       4,976,745
  367,380   SELECT MEDICAL CORPORATION                                4,933,913
  166,620   TRIAD HOSPITALS INCORPORATED+                             5,738,393

                                                                     15,649,051
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 11.79%
   61,500   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED              4,041,780
  278,960   BIOMED PROPERTY TRUST INCORPORATED                        4,906,906
  130,730   EASTGROUP PROPERTIES INCORPORATED                         4,340,236
  243,190   EQUITY ONE INCORPORATED                                   4,771,388

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
  357,290   FELCOR LODGING TRUST INCORPORATED+<<                 $    4,040,950
  128,060   GLADSTONE CAPITAL CORPORATION<<                           2,908,243
  108,510   KILROY REALTY CORPORATION                                 4,126,635
  163,430   LASALLE HOTEL PROPERTIES                                  4,510,668
  194,090   NATIONWIDE HEALTH PROPERTIES INCORPORATED<<               4,027,368
  170,910   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                 6,607,381
  110,430   SOVRAN SELF STORAGE INCORPORATED                          4,326,647
  292,070   STRATEGIC HOTEL CAPITAL INCORPORATED                      3,948,786

                                                                     52,556,988
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.92%
  116,590   COST PLUS INCORPORATED+<<                                 4,124,954
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.99%
  178,700   AZTAR CORPORATION+<<                                      4,735,550
  214,700   ISLE OF CAPRI CASINOS INCORPORATED+                       4,158,739

                                                                      8,894,289
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.96%
  117,200   FLOWSERVE CORPORATION+                                    2,833,896
  105,000   JOY GLOBAL INCORPORATED                                   3,609,900
  307,390   NETGEAR INCORPORATED+<<                                   3,756,306
  116,400   ROBBINS & MYERS INCORPORATED                              2,560,800
  179,232   SPARTECH CORPORATION                                      4,498,723
  318,540   ULTRATECH INCORPORATED+                                   4,991,522
  452,600   WESTERN DIGITAL CORPORATION+                              3,978,354
  151,500   YORK INTERNATIONAL CORPORATION                            4,785,885

                                                                     31,015,386
                                                                 --------------

INSURANCE CARRIERS - 4.57%
   72,240   AMERIGROUP CORPORATION+<<                                 4,063,500
  173,350   ARGONAUT GROUP INCORPORATED+                              3,236,445
  120,440   INFINITY PROPERTY AND CASUALTY CORPORATION                3,556,593
  153,000   PLATINUM UNDERWRITERS HOLDINGS LIMITED                    4,479,840
  389,210   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                 5,032,485

                                                                     20,368,863
                                                                 --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
   TRANSPORTATION - 1.18%
  319,780   LAIDLAW INTERNATIONAL INCORPORATED+<<                     5,260,381
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.66%
  115,400   ARROW INTERNATIONAL INCORPORATED                          3,450,460
  151,700   COHERENT INCORPORATED+                                    3,935,098

                                                                      7,385,558
                                                                 --------------

MISCELLANEOUS RETAIL - 1.69%
  291,700   ACTION PERFORMANCE COMPANIES INCORPORATED<<               2,954,921
  189,240   LONGS DRUG STORES CORPORATION<<                           4,579,608

                                                                      7,534,529
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.72%
  145,390   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C+<< $    3,226,204
                                                                 --------------

OIL & GAS EXTRACTION - 4.38%
  414,300   BRIGHAM EXPLORATION COMPANY+                              3,894,420
  208,440   CARRIZO OIL AND GAS INCORPORATED+                         1,994,771
  427,610   KEY ENERGY SERVICES INCORPORATED+                         4,725,090
   93,420   OCEANEERING INTERNATIONAL INCORPORATED+                   3,441,593
  179,330   WHITING PETROLEUM CORPORATION+                            5,451,632

                                                                     19,507,506
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.77%
  205,830   CARAUSTAR INDUSTRIES INCORPORATED+                        3,451,769
                                                                 --------------

PERSONAL SERVICES - 0.81%
   91,130   G & K SERVICES INCORPORATED CLASS A                       3,621,506
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.67%
  386,970   GENERAL CABLE CORPORATION+<<                              4,117,361
   88,090   LONE STAR TECHNOLOGIES INCORPORATED+<<                    3,329,802

                                                                      7,447,163
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.61%
  155,630   JOURNAL COMMUNICATIONS INCORPORATED CLASS A               2,729,750
                                                                 --------------

RAILROAD TRANSPORTATION - 0.79%
  319,390   RAILAMERICA INCORPORATED+<<                               3,529,259
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.71%
  174,850   APPLIED FILMS CORPORATION+                                3,149,049
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.90%
  110,130   CABOT MICROELECTRONICS CORPORATION+<<                     3,992,213
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.73%
  221,110   AFTERMARKET TECHNOLOGY CORPORATION+                       2,781,564
  123,320   UNITED DEFENSE INDUSTRIES INCORPORATED+                   4,931,567

                                                                      7,713,131
                                                                 --------------

TRANSPORTATION SERVICES - 1.31%
  219,390   GATX CORPORATION<<                                        5,848,937
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.26%
  237,210   PERFORMANCE FOOD GROUP COMPANY+<<                         5,621,877
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 3.89%
  204,130   ADESA INCORPORATED+<<                                     3,353,856
   86,700   BORGWARNER INCORPORATED<<                                 3,753,243
  176,500   TECH DATA CORPORATION+<<                                  6,804,075
  429,670   VISTEON CORPORATION                                       3,433,063

                                                                     17,344,237
                                                                 --------------

TOTAL COMMON STOCK (COST $373,785,919)                              429,224,966
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COLLATERAL FOR SECURITIES LENDING - 18.65%
             COLLATERAL FOR SECURITY LENDING                     $   83,113,130

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $83,113,130)           83,113,130
                                                                 --------------

SHORT-TERM INVESTMENTS - 3.71%

MUTUAL FUND - 3.71%
16,558,235  WELLS FARGO MONEY MARKET TRUST~++                        16,558,235
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,558,235)                      16,558,235
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $473,457,284)*                                118.65%      $  528,896,331
OTHER ASSETS AND LIABILITIES, NET                   (18.65)         (83,149,971)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  445,746,360
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,558,235.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $474,266,345 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 66,144,118
       GROSS UNREALIZED DEPRECIATION                  (11,514,132)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 54,629,986

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLOIOS

                       STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                DISCIPLINED            EQUITY                       INTERNATIONAL
                                                                     GROWTH            INCOME             INDEX            EQUITY
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $   173,946,212   $ 1,735,342,533   $ 1,809,020,628   $   418,750,592
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............        25,413,115        81,953,982       240,357,255        10,075,372
  INVESTMENTS IN AFFILIATES .............................         4,504,359         2,046,487        37,053,745        13,525,383
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .......       203,863,686     1,819,343,002     2,086,431,628       442,351,347
                                                            ---------------   ---------------   ---------------   ---------------
  FOREIGN CURRENCY, AT VALUE ............................                 0                 0                 0                 0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......                 0                 0                 0                 0
  RECEIVABLE FOR INVESTMENTS SOLD .......................                 0                 0                 0        28,296,907
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................            49,442         2,539,635         2,123,661         1,772,611
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....                 0                 0            23,936                 0
  PREPAID EXPENSES AND OTHER ASSETS .....................                 0                 0                 0                 0
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL ASSETS ............................................       203,913,128     1,821,882,637     2,088,579,225       472,420,865
                                                            ---------------   ---------------   ---------------   ---------------
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                 0                 0             5,175                 0
  FOREIGN TAXES PAYABLE .................................                 0                 0                 0            11,973
  PAYABLE FOR INVESTMENTS PURCHASED .....................                 0                 0         2,060,841                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .           111,741           809,878                 0           395,545
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............             2,026             2,025             1,206             3,781
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................        25,413,115        81,953,982       240,357,255        10,075,372
  ACCRUED EXPENSES AND OTHER LIABILITIES ................            44,942            56,738            28,539            27,930
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL LIABILITIES .......................................        25,571,824        82,822,623       242,453,016        10,514,601
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL NET ASSETS ........................................   $   178,341,304   $ 1,739,060,014   $ 1,846,126,209   $   461,906,264
                                                            ===============   ===============   ===============   ===============
INVESTMENTS AT COST .....................................   $   190,105,382   $ 1,426,116,500   $ 1,823,354,394   $   384,912,080
                                                            ===============   ===============   ===============   ===============
FOREIGN CURRENCIES AT COST ..............................   $             0   $             0   $             0   $             0
                                                            ===============   ===============   ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $    24,526,815   $    79,319,156   $   232,050,864   $     9,631,636
                                                            ===============   ===============   ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004

                                                  WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                                  LARGE CAP         LARGE CAP     LARGE COMPANY
                                                               APPRECIATION             VALUE            GROWTH          OVERSEAS
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                            ---------------   ---------------   ---------------   ---------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $   110,882,371   $   220,735,062   $ 3,383,051,181   $   153,912,764
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............        13,592,120        49,086,270       226,977,378        15,098,892
  INVESTMENTS IN AFFILIATES .............................         5,171,671         5,070,986        22,114,337           188,591
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .......       129,646,162       274,892,318     3,632,142,896       169,200,247
                                                            ---------------   ---------------   ---------------   ---------------
  FOREIGN CURRENCY, AT VALUE ............................                 0                 0                 0           468,859
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......                 0                 0                 0                 0
  RECEIVABLE FOR INVESTMENTS SOLD .......................                 0         1,810,661                 0            47,669
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................            66,702           327,508           772,591           806,267
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....                 0                 0                 0                 0
  PREPAID EXPENSES AND OTHER ASSETS .....................                 0                 0                 0             1,720
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL ASSETS ............................................       129,712,864       277,030,487     3,632,915,487       170,524,762
                                                            ---------------   ---------------   ---------------   ---------------
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                 0                 0                 0                 0
  FOREIGN TAXES PAYABLE .................................               423                 0                 0                 0
  PAYABLE FOR INVESTMENTS PURCHASED .....................         1,828,244         1,773,497                 0                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .            63,671           140,235         1,919,635           126,559
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............               604             1,647                 0             2,330
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................        13,592,120        49,086,270       226,977,378        15,098,892
  ACCRUED EXPENSES AND OTHER LIABILITIES ................            69,025            35,204            38,610                 0
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL LIABILITIES .......................................        15,554,087        51,036,853       228,935,623        15,227,781
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL NET ASSETS ........................................   $   114,158,777   $   225,993,634   $ 3,403,979,864   $   155,296,981
                                                            ===============   ===============   ===============   ===============
INVESTMENTS AT COST .....................................   $   120,510,638   $   263,623,173   $ 3,231,922,502   $   150,443,485
                                                            ===============   ===============   ===============   ===============
FOREIGN CURRENCIES AT COST ..............................   $             0   $             0   $             0   $       463,189
                                                            ===============   ===============   ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $    13,241,004   $    47,847,143   $   219,976,224   $    14,422,839
                                                            ===============   ===============   ===============   ===============

                                                                  SMALL CAP     SMALL COMPANY     SMALL COMPANY
                                                                      INDEX            GROWTH             VALUE
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                            ---------------   ---------------   ---------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $   305,204,260   $   778,043,057   $   429,224,966
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............        65,232,857        57,885,696        83,113,130
  INVESTMENTS IN AFFILIATES .............................         7,435,099        15,732,310        16,558,235
                                                            ---------------   ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .......       377,872,216       851,661,063       528,896,331
                                                            ---------------   ---------------   ---------------
  FOREIGN CURRENCY, AT VALUE ............................                 0                 0                 0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......            25,500                 0                 0
  RECEIVABLE FOR INVESTMENTS SOLD .......................            54,614        20,540,715                 9
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................           273,393           207,725           308,445
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....                 0                 0                 0
  PREPAID EXPENSES AND OTHER ASSETS .....................                 0                 0                 0
                                                            ---------------   ---------------   ---------------
TOTAL ASSETS ............................................       378,225,723       872,409,503       529,204,785
                                                            ---------------   ---------------   ---------------
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                 0                 0                 0
  FOREIGN TAXES PAYABLE .................................               320                 0                 0
  PAYABLE FOR INVESTMENTS PURCHASED .....................         1,511,931        15,563,266                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .             3,962           576,925           304,107
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............             1,832             1,342             1,775
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................        65,232,857        57,885,696        83,113,130
  ACCRUED EXPENSES AND OTHER LIABILITIES ................            26,251            30,202            39,413
                                                            ---------------   ---------------   ---------------
TOTAL LIABILITIES .......................................        66,777,153        74,057,431        83,458,425
                                                            ---------------   ---------------   ---------------
TOTAL NET ASSETS ........................................   $   311,448,570   $   798,352,072   $   445,746,360
                                                            ===============   ===============   ===============
INVESTMENTS AT COST .....................................   $   325,416,781   $   790,524,673   $   473,457,284
                                                            ===============   ===============   ===============
FOREIGN CURRENCIES AT COST ..............................   $             0   $             0   $             0
                                                            ===============   ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $    62,825,675   $    55,455,441   $    78,975,064
                                                            ===============   ===============   ===============

WELLS FARGO MASTER PORTFOLOIOS

                                   STATEMENT OF OPERATIONS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                              DISCIPLINED             EQUITY                         INTERNATIONAL
                                                                   GROWTH             INCOME              INDEX             EQUITY
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................... $     1,157,362    $    43,529,169    $    29,903,898    $     8,364,332
  INTEREST ..............................................               0                854             23,604                210
  INCOME FROM AFFILIATED SECURITIES .....................          62,899             76,338            805,660            115,971
  SECURITIES LENDING INCOME .............................          16,051            136,570            213,619            206,783
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME .................................       1,236,312         43,742,931         30,946,781          8,687,296
                                                          ---------------    ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES .........................................       1,138,992         13,404,349          2,479,754          4,722,472
  CUSTODY FEES ..........................................          30,373            361,786            355,063            475,987
  AUDIT FEES ............................................          22,923             31,078             34,245             36,838
  LEGAL FEES ............................................           8,706             43,493             42,361             15,101
  SHAREHOLDER REPORTS ...................................             800             46,500             49,978                968
  TRUSTEES' FEES ........................................           6,390              6,390              6,390              6,390
  OTHER FEES AND EXPENSES ...............................           2,028             32,835             27,027             10,958
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL EXPENSES ..........................................       1,210,212         13,926,431          2,994,818          5,268,714
                                                          ---------------    ---------------    ---------------    ---------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........        (396,386)        (3,804,507)        (2,467,379)          (679,046)
  NET EXPENSES ..........................................         813,826         10,121,924            527,439          4,589,668
                                                          ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ............................         422,486         33,621,007         30,419,342          4,097,628
                                                          ---------------    ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .........................................       8,120,696        120,946,408         18,354,082         35,988,895
  FUTURES TRANSACTIONS ..................................               0                  0          2,069,833                  0
  AFFILIATED SECURITIES .................................               0                  0             36,490                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............       8,120,696        120,946,408         20,460,405         35,988,895
                                                          ---------------    ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................       1,213,865        130,168,706        160,332,532         26,097,428
  FUTURES TRANSACTIONS ..................................               0                  0            870,138                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .........................       1,213,865        130,168,706        161,202,670         26,097,428
                                                          ===============    ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ...........................................       9,334,561        251,115,114        181,663,075         62,086,323
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................... $     9,757,047    $   284,736,121    $   212,082,417    $    66,183,951
                                                          ===============    ===============    ===============    ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............. $             0    $       409,768    $             0    $     1,029,100

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- SEPTEMBER 30, 2004

                                                  WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                                LARGE CAP          LARGE CAP      LARGE COMPANY
                                                             APPRECIATION              VALUE             GROWTH           OVERSEAS
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO       PORTFOLIO(2)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................... $     1,049,933    $     3,834,650    $    19,628,788    $     5,103,003
  INTEREST ..............................................               0                  0                274              9,723
  INCOME FROM AFFILIATED SECURITIES .....................          41,046             60,531            451,348             19,829
  SECURITIES LENDING INCOME .............................          15,302             28,362            369,311             79,162
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME .................................       1,106,281          3,923,543         20,449,721          5,211,717
                                                          ---------------    ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES .........................................         692,293          1,571,746         25,555,642          1,378,418
  CUSTODY FEES ..........................................          19,780             41,913            693,322            139,091
  AUDIT FEES ............................................          18,051             22,438             39,989             12,280
  LEGAL FEES ............................................           8,706              8,706             64,678              1,380
  SHAREHOLDER REPORTS ...................................             923              2,211            107,638                516
  TRUSTEES' FEES ........................................           6,390              6,390              6,390              6,390
  OTHER FEES AND EXPENSES ...............................           1,533             17,475             46,840              6,964
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL EXPENSES ..........................................         747,676          1,670,879         26,514,499          1,545,039
                                                          ---------------    ---------------    ---------------    ---------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........        (132,033)          (369,018)        (3,066,165)          (282,827)
  NET EXPENSES ..........................................         615,643          1,301,861         23,448,334          1,262,212
                                                          ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ............................         490,638          2,621,682         (2,998,613)         3,949,505
                                                          ---------------    ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .........................................       8,831,645         13,518,763         27,110,210          6,412,521
  FUTURES TRANSACTIONS ..................................               0                  0                  0                  0
  AFFILIATED SECURITIES .................................               0                  0                  0                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............       8,831,645         13,518,763         27,110,210          6,412,521
                                                          ---------------    ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................         332,152         15,926,689         56,425,249         18,770,563
  FUTURES TRANSACTIONS ..................................               0                  0                  0                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .........................         332,152         15,926,689         56,425,249         18,770,563
                                                          ===============    ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ...........................................       9,163,797         29,445,452         83,535,459         25,183,084
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................... $     9,654,435    $    32,067,134    $    80,536,846    $    29,132,589
                                                          ===============    ===============    ===============    ===============

    (1) NET OF FOREIGN WITHHOLDING TAXES OF ............. $         1,912    $             0    $       343,419    $       590,117

                                                                SMALL CAP      SMALL COMPANY      SMALL COMPANY
                                                                    INDEX             GROWTH              VALUE
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................... $     2,689,893    $     1,484,485    $     4,963,747
  INTEREST ..............................................          18,217                286                 92
  INCOME FROM AFFILIATED SECURITIES .....................         147,183            192,601            110,493
  SECURITIES LENDING INCOME .............................         135,777            123,239             78,174
                                                          ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME .................................       2,991,070          1,800,611          5,152,506
                                                          ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES .........................................         710,073          7,110,250          3,459,275
  CUSTODY FEES ..........................................          58,786            158,488             76,873
  AUDIT FEES ............................................          24,417             28,033             24,494
  LEGAL FEES ............................................           8,706             16,456              8,706
  SHAREHOLDER REPORTS ...................................           2,584             10,334                568
  TRUSTEES' FEES ........................................           6,390              6,390              6,390
  OTHER FEES AND EXPENSES ...............................           4,631             14,574              4,724
                                                          ---------------    ---------------    ---------------
TOTAL EXPENSES ..........................................         815,587          7,344,525          3,581,030
                                                          ---------------    ---------------    ---------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........        (544,560)          (545,973)          (516,316)
  NET EXPENSES ..........................................         271,027          6,798,552          3,064,714
                                                          ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ............................       2,720,043         (4,997,941)         2,087,792
                                                          ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .........................................      16,518,364        133,365,380         49,788,049
  FUTURES TRANSACTIONS ..................................       2,635,989                  0                  0
  AFFILIATED SECURITIES .................................               0                  0                  0
                                                          ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............      19,154,353        133,365,380         49,788,049
                                                          ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................      35,744,584        (43,446,929)        23,772,645
  FUTURES TRANSACTIONS ..................................       1,209,625                  0                  0
                                                          ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .........................      36,954,209        (43,446,929)        23,772,645
                                                          ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ...........................................      56,108,562         89,918,451         73,560,694
                                                          ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................... $    58,828,605    $    84,920,510    $    75,648,486
                                                          ===============    ===============    ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............. $           952    $        25,112    $         4,367

WELLS FARGO MASTER PORTFOLOIOS                STATEMENTS OF CHANGE IN NET ASSTES
--------------------------------------------------------------------------------

                                                            DISCIPLINED GROWTH PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $    68,952,232    $    56,814,141

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................         422,486            179,712
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............       8,120,696            (64,187)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ......................................       1,213,865         14,031,766
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ..........................................       9,757,047         14,147,291
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................     117,935,478         16,389,552
   WITHDRAWALS ..........................................     (18,303,453)        18,398,752)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      99,632,025         (2,009,200)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................     109,389,072         12,138,091
                                                          ===============    ===============

ENDING NET ASSETS ....................................... $   178,341,304    $    68,952,232
                                                          ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGE IN NET ASSTES                WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                               EQUITY INCOME PORTFOLIO                    INDEX PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                                  FOR THE            FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $ 1,722,271,878    $ 1,711,701,493    $ 1,519,471,820    $ 1,164,265,860

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................      33,621,007         36,000,448         30,419,342         23,010,345
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............     120,946,408         50,225,235         20,460,405         14,525,511
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ......................................     130,168,706        250,428,035        161,202,670        246,896,921
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ..........................................     284,736,121        336,653,718        212,082,417        284,432,777
                                                          ---------------    ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................      62,374,582        210,108,839        298,540,563        258,211,867
   WITHDRAWALS ..........................................    (330,322,567)      (536,192,172)      (183,968,591)      (187,438,684)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................    (267,947,985)      (326,083,333)       114,571,972         70,773,183
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      16,788,136         10,570,385        326,654,389        355,205,960
                                                          ===============    ===============    ===============    ===============
ENDING NET ASSETS ....................................... $ 1,739,060,014    $ 1,722,271,878    $ 1,846,126,209    $ 1,519,471,820
                                                          ---------------    ---------------    ---------------    ---------------

                                                            INTERNATIONAL EQUITY PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   558,639,567    $   481,041,740

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................       4,097,628          4,337,817
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............      35,988,895        (79,412,734)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ......................................      26,097,428        168,496,802
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ..........................................      66,183,951         93,421,885
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................      55,396,567        158,117,683
   WITHDRAWALS ..........................................    (218,313,821)      (173,941,741)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................    (162,917,254)       (15,824,058)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................     (96,733,303)        77,597,827
                                                          ===============    ===============

ENDING NET ASSETS ....................................... $   461,906,264    $   558,639,567
                                                          ---------------    ---------------

WELLS FARGO MASTER PORTFOLOIOS                STATEMENTS OF CHANGE IN NET ASSTES
--------------------------------------------------------------------------------

                                                           LARGE CAP APPRECIATION PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $    87,988,404    $    63,323,538

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................         490,638            221,608
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............       8,831,645         (3,564,699)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................         332,152         15,929,531
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................       9,654,435         12,586,440
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................      31,152,727         29,128,969
   WITHDRAWALS ..........................................     (14,636,789)       (17,050,543)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      16,515,938         12,078,426
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      26,170,373         24,664,866
                                                          ===============    ===============
ENDING NET ASSETS ....................................... $   114,158,777    $    87,988,404
                                                          ---------------    ---------------

(1) This Portfolio commenced operations on August 29, 2003.

(2) This Portfolio commenced operations on October 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGE IN NET ASSTES                WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                                   LARGE CAP VALUE                        LARGE COMPANY
                                                                     PORTFOLIO(1)                        GROWTH PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                                  FOR THE            FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   176,504,265    $             0    $ 3,142,794,537    $ 2,012,518,027

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................       2,621,682             52,379         (2,998,613)        (6,229,112)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............      13,518,763             25,384         27,110,210        (64,373,898)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................      15,926,689         (4,657,544)        56,425,249        677,253,867
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      32,067,134         (4,579,781)        80,536,846        606,650,857
                                                          ---------------    ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................      39,668,894        181,318,237        617,149,615        708,049,977
   WITHDRAWALS ..........................................     (22,246,659)          (234,191)      (436,501,134)      (184,424,324)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      17,422,235        181,084,046        180,648,481        523,625,653
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      49,489,369        176,504,265        261,185,327      1,130,276,510
                                                          ===============    ===============    ===============    ===============
ENDING NET ASSETS ....................................... $   225,993,634    $   176,504,265    $ 3,403,979,864    $ 3,142,794,537
                                                          ---------------    ---------------    ---------------    ---------------

                                                                           OVERSEAS PORTFOLIO(2)
                                                                           --------------------
                                                                                     FOR THE
                                                                                  YEAR ENDED
                                                                               SEPTEMBER 30,
                                                                                        2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS..................................                    $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)..........................                          3,949,505
   NET REALIZED GAIN (LOSS) ON INVESTMENTS...............                          6,412,521
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS......................................                         18,770,563
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................                         29,132,589
                                                                             ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS.........................................                        158,805,034
   WITHDRAWALS...........................................                        (32,640,642)
                                                                             ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS...................................                        126,164,392
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS....................                        155,296,981
                                                                             ===============
ENDING NET ASSETS........................................                    $   155,296,981
                                                                             ---------------

WELLS FARGO MASTER PORTFOLOIOS                STATEMENTS OF CHANGE IN NET ASSTES
--------------------------------------------------------------------------------

                                                               SMALL CAP INDEX PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   239,357,242    $   141,023,226

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................       2,720,043          1,430,041
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............      19,154,353          6,972,745
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................      36,954,209         42,099,307
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      58,828,605         50,502,093
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................      53,926,147         81,762,912
   WITHDRAWALS ..........................................     (40,663,424)       (33,930,989)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      13,262,723         47,831,923
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      72,091,328         98,334,016
                                                          ===============    ===============
ENDING NET ASSETS ....................................... $   311,448,570    $   239,357,242
                                                          ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGE IN NET ASSTES                WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                            SMALL COMPANY GROWTH PORTFOLIO        SMALL COMPANY VALUE PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                                  FOR THE            FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   673,051,277    $   470,274,154    $   291,539,627    $   154,974,427

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................      (4,997,941)        (1,931,579)         2,087,792          1,581,492
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............     133,365,380         57,009,543         49,788,049         17,897,659
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................     (43,446,929)       126,797,328         23,772,645         58,474,588
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      84,920,510        181,875,292         75,648,486         77,953,739
                                                          ---------------    ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................     128,018,265        117,055,759        130,115,327        108,693,698
   WITHDRAWALS ..........................................     (87,637,980)       (96,153,928)       (51,557,080)       (50,082,237)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      40,380,285         20,901,831         78,558,247         58,611,461
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................     125,300,795        202,777,123        154,206,733        136,565,200
                                                          ===============    ===============    ===============    ===============
ENDING NET ASSETS ....................................... $   798,352,072    $   673,051,277    $   445,746,360    $   291,539,627
                                                          ---------------    ---------------    ---------------    ---------------

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       ------------------------------------------------
                                                              NET
                                                       INVESTMENT                                                      PORTFOLIO
                                                           INCOME        GROSS    EXPENSES          NET       TOTAL     TURNOVER
                                                           (LOSS)     EXPENSES      WAIVED     EXPENSES   RETURN(2)         RATE
--------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.28%        0.80%      (0.26)%       0.54%       9.88%          87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.28%        0.88%      (0.15)%       0.73%      25.65%         117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.27%        0.91%      (0.18)%       0.73%     (12.57)%        156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       0.15%        0.82%      (0.10)%       0.72%     (20.55)%        181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       0.20%        0.84%      (0.09)%       0.75%      19.94%         106%

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       1.86%        0.77%      (0.21)%       0.56%      17.04%          11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       2.01%        0.78%      (0.11)%       0.67%      20.66%           9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       1.61%        0.78%      (0.10)%       0.68%     (19.49)%         12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       1.29%        0.78%      (0.10)%       0.68%      (8.61)%          3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.42%        0.76%      (0.09)%       0.67%       1.59%           9%

INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       1.71%        0.17%      (0.14)%       0.03%      13.87%           2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       1.70%        0.18%      (0.05)%       0.13%      24.42%           3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       1.40%        0.18%      (0.05)%       0.13%     (20.52)%          4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       1.23%        0.18%      (0.05)%       0.13%     (26.56)%          2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.13%        0.18%      (0.05)%       0.13%      13.21%           8%

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.86%        1.11%      (0.15)%       0.96%      13.84%          33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.81%        1.12%      (0.03)%       1.09%      18.39%          75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.54%        1.26%      (0.02)%       1.24%     (19.04)%         38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       0.57%        1.31%      (0.04)%       1.27%     (28.86)%         33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       0.06%        1.39%      (0.09)%       1.30%      21.90%          64%

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.50%        0.76%      (0.14)%       0.62%      10.56%         149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.29%        0.81%      (0.09)%       0.72%      18.50%         153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.37%        0.88%      (0.16)%       0.72%     (20.04)%        123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .............       1.51%        0.79%      (0.07)%       0.72%      (7.01)%         10%

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       1.25%        0.80%      (0.18)%       0.62%      17.82%         122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .............       0.64%        0.86%      (0.32)%       0.54%      (1.80)%          3%

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................      (0.09)%       0.76%      (0.08)%       0.68%       2.96%          14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................      (0.24)%       0.78%      (0.02)%       0.76%      27.90%          13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (0.34)%       0.78%       0.00%        0.78%     (22.32)%         18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................      (0.29)%       0.78%       0.00%        0.78%     (39.70)%         13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................      (0.30)%       0.77%       0.00%        0.77%      33.13%           9%

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 ............       2.61%        1.02%      (0.18)%       0.84%      20.00%          24%

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.93%        0.28%      (0.19)%       0.09%      23.97%          17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.74%        0.31%      (0.02)%       0.29%      27.79%          11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.57%        0.33%      (0.01)%       0.32%      (2.60)%         17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       0.90%        0.33%      (0.01)%       0.32%     (12.27)%         25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.03%        0.34%      (0.01)%       0.33%      23.09%          42%

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................      (0.63)%       0.93%      (0.07)%       0.86%      12.70%         145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................      (0.35)%       0.94%      (0.02)%       0.92%      37.90%         163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (0.40)%       0.94%       0.00%        0.94%     (19.95)%        169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................      (0.17)%       0.94%       0.00%        0.94%     (23.09)%        206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................      (0.28)%       0.94%       0.00%        0.94%      34.41%         203%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       ------------------------------------------------
                                                              NET
                                                       INVESTMENT                                                      PORTFOLIO
                                                           INCOME        GROSS    EXPENSES          NET       TOTAL     TURNOVER
                                                           (LOSS)     EXPENSES      WAIVED     EXPENSES   RETURN(2)         RATE
--------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.54%        0.93%      (0.13)%       0.80%      23.72%          64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.70%        0.95%      (0.16)%       0.79%      38.33%          80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.68%        0.98%      (0.19)%       0.79%      (2.16)%         98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       1.32%        0.97%      (0.18)%       0.79%      10.70%          90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.37%        1.00%      (0.19)%       0.81%      14.05%         114%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPABYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios. These financial statements present the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2004, the following Fund(s) held futures contracts:

                                                                                                 Net Unrealized
                                                                   Expiration       Notional      Appreciation
Fund                            Contracts          Type               Date           Amount      (Depreciation)
INDEX PORTFOLIO                   69 Long      S&P 500 Index      December 2004    19,309,325           (77,300)

SMALL CAP INDEX PORTFOLIO         21 Long       Russell 2000      December 2004     5,889,400           137,600

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. As of October 1, 2004, the amount Wells Fargo Bank N.A. receives for its services will be reduced to 35%. The value of the securities on loan and the value of the related collateral at September 30, 2004 are shown on the Statement of Assets and Liabilities.

     At September 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                                                                  Money
                                           Repurchase   Short-Term    Mid-Term    Market
Fund                                       Agreements   Securities   Securities    Fund      Total
DISCIPLINED GROWTH PORTFOLIO                  10%          73%          16%          1%       100%

EQUITY INCOME PORTFOLIO                       23%          62%          13%          2%       100%

INDEX PORTFOLIO                               27%          56%          16%          1%       100%

INTERNATIONAL EQUITY PORTFOLIO                 0%           0%           0%        100%       100%

LARGE CAP APPRECIATION PORTFOLIO              18%          57%          23%          2%       100%

LARGE CAP VALUE PORTFOLIO                     21%          58%          19%          2%       100%

LARGE COMPANY GROWTH PORTFOLIO                27%          60%          11%          2%       100%

OVERSEAS PORTFOLIO                             0%           0%           0%        100%       100%

SMALL CAP INDEX PORTFOLIO                     30%          56%          11%          3%       100%

SMALL COMPANY GROWTH PORTFOLIO                25%          58%          15%          2%       100%

SMALL COMPANY VALUE PORTFOLIO                 25%          58%          15%          2%       100%

Fund                                       A ratings   AA ratings   AAA ratings  Non-rated    Total
DISCIPLINED GROWTH PORTFOLIO                  61%           2%          26%         11%       100%

EQUITY INCOME PORTFOLIO                       72%           6%          17%          5%       100%

INDEX PORTFOLIO                               70%           4%          14%         12%       100%

INTERNATIONAL EQUITY PORTFOLIO                 0%           0%           0%        100%       100%

LARGE CAP APPRECIATION PORTFOLIO              62%           4%          13%         21%       100%

LARGE CAP VALUE PORTFOLIO                     69%           5%          15%         11%       100%

LARGE COMPANY GROWTH PORTFOLIO                63%           7%          23%          7%       100%

OVERSEAS PORTFOLIO                             0%           0%           0%        100%       100%

SMALL CAP INDEX PORTFOLIO                     69%           8%          22%          1%       100%

SMALL COMPANY GROWTH PORTFOLIO                67%           6%          26%          1%       100%

SMALL COMPANY VALUE PORTFOLIO                 71%           6%          20%          3%       100%

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                               Sub-Advisory
                                             Advisory Fees**                                                    Fees (% of
                         Average Daily        (% of Average                               Average Daily        Average Daily
Portfolio                 Net Assets        Daily Net Assets)      Sub-Adviser             Net Assets           Net Assets)
DISCIPLINED             $0 - $499  million        0.750            Smith Asset            $0 - 200 million         0.30
GROWTH PORTFOLIO      $500 - $999  million        0.700             Management         $200 - $500 million         0.20
                        $1 - $2.99 billion        0.650                                     > $500 million         0.15
                        $3 - $4.99 billion        0.625
                           > $4.99 billion        0.600

EQUITY INCOME           $0 - $499  million        0.750           Wells Capital          $0 - $200 million         0.25
PORTFOLIO             $500 - $999  million        0.700             Management         $200 - $400 million         0.20
                        $1 - $2.99 billion        0.650                                     > $400 million         0.15
                        $3 - $4.99 billion        0.625
                           > $4.99 billion        0.600

INDEX PORTFOLIO         $0 - $499  million        0.100           Wells Capital          $0 - $200 million         0.02
                      $500 - $999  million        0.100             Management              > $200 million         0.01
                        $1 - $2.99 billion        0.075
                        $3 - $4.99 billion        0.075
                           > $4.99 billion        0.050

INTERNATIONAL           $0 - $499  million        0.950           Wells Capital          $0 - $200 million         0.35
EQUITY PORTFOLIO      $500 - $999  million        0.900             Management              > $200 million         0.25
                        $1 - $2.99 billion        0.850
                        $3 - $4.99 billion        0.825
                           > $4.99 billion        0.800

LARGE CAP               $0 - $499  million        0.700           Cadence Capital        $0 - $250 million         0.30
APPRECIATION          $500 - $999  million        0.700             Management         $250 - $500 million         0.20
PORTFOLIO               $1 - $2.99 billion        0.650                           $500 million - $1billion         0.15
                        $3 - $4.99 billion        0.625                                       > $1 billion         0.10
                           > $4.99 billion        0.600

LARGE CAP VALUE         $0 - $499  million        0.750             Systematic           $0 - $150 million         0.30
PORTFOLIO             $500 - $999  million        0.700             Financial          $150 - $350 million         0.20
                        $1 - $2.99 billion        0.650             Management         $350 - $750 million         0.15
                        $3 - $4.99 billion        0.625                           $750 million - $1billion         0.13
                           > $4.99 billion        0.600                                       > $1 billion         0.10

LARGE COMPANY           $0 - $499  million        0.750          Peregrine Capital        $0 - $25 million         0.75
GROWTH PORTFOLIO      $500 - $999  million        0.700             Management           $25 - $50 million         0.60
                        $1 - $2.99 billion        0.650                                 $50 - $275 million         0.50
                        $3 - $4.99 billion        0.625                                     > $275 million         0.30
                           > $4.99 billion        0.600

OVERSEAS                $0 - $499  million        0.950             LSV Asset            $0 - $150 million         0.35
PORTFOLIO             $500 - $999  million        0.900             Management         $150 - $500 million         0.40
                        $1 - $2.99 billion        0.850                                $500 - $750 million         0.35
                        $3 - $4.99 billion        0.825                           $750 million - $1billion        0.325
                           > $4.99 billion        0.800                                       > $1 billion         0.30

SMALL CAP               $0 - $499  million        0.200           Wells Capital          $0 - $200 million         0.02
INDEX PORTFOLIO       $500 - $999  million        0.200             Management                $200 million         0.01
                        $1 - $2.99 billion        0.175
                        $3 - $4.99 billion        0.175
                           > $4.99 billion        0.150

SMALL COMPANY           $0 - $499  million        0.900             Peregrine             $0 - $50 million         0.90
GROWTH PORTFOLIO      $500 - $999  million        0.850              Capital            $50 - $180 million         0.75
                        $1 - $2.99 billion        0.800             Management         $180 - $340 million         0.65
                        $3 - $4.99 billion        0.775                                $340 - $685 million         0.50
                           > $4.99 billion        0.750                                $685 - $735 million         0.52
                                                                                            > $735 million         0.55

SMALL COMPANY           $0 - $499 million         0.900          Peregrine Capital       $0 - $175 million         0.50
VALUE PORTFOLIO       $500 - $999 million         0.850             Management              > $175 million         0.75
                       $1 - $2.99 billion         0.800
                       $3 - $4.99 billion         0.775
                          > $4.99 billion         0.750

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly fee at the following annual rates:

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                              Advisory Fees
                                                           (% of Average Daily
Portfolio                                                      Net Assets)

DISCIPLINED GROWTH PORTFOLIO                                      0.75

EQUITY INCOME PORTFOLIO                                           0.75

INDEX PORTFOLIO                                                   0.15

INTERNATIONAL EQUITY PORTFOLIO                                    1.00

LARGE CAP APPRECIATION PORTFOLIO                                  0.70

LARGE CAP VALUE PORTFOLIO                                         0.75

LARGE COMPANY GROWTH PORTFOLIO                                    0.75

OVERSEAS PORTFOLIO                                                1.00

SMALL CAP INDEX PORTFOLIO                                         0.25

SMALL COMPANY GROWTH PORTFOLIO                                    0.90

SMALL COMPANY VALUE PORTFOLIO                                     0.90

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                  % of Average
Fund                                            Daily Net Assets

INTERNATIONAL EQUITY PORTFOLIO                        0.10

OVERSEAS PORTFOLIO                                    0.10

ALL OTHER FUNDS                                       0.02

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant to the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2004, were as follows:

Portfolio                                    Purchases at Cost    Sales Proceeds

DISCIPLINED GROWTH PORTFOLIO                    223,056,080        124,487,045

EQUITY INCOME PORTFOLIO                         201,461,058        435,564,031

INDEX PORTFOLIO                                 193,308,581         36,896,091

INTERNATIONAL EQUITY PORTFOLIO                  152,297,163        348,703,735

LARGE CAP APPRECIATION PORTFOLIO                160,363,039        143,402,437

LARGE CAP VALUE PORTFOLIO                       266,365,937        248,971,087

LARGE COMPANY GROWTH PORTFOLIO                  681,853,572        480,572,934

OVERSEAS PORTFOLIO                              165,266,908         36,807,359

SMALL CAP INDEX PORTFOLIO                        84,753,442         45,714,823

SMALL COMPANY GROWTH PORTFOLIO                1,145,127,381      1,119,618,280

SMALL COMPANY VALUE PORTFOLIO                   308,127,617        237,283,020

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire $34 billion in assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. The reorganization is subject to the approval of Strong Funds' shareholders at a special meeting on December 10, 2004. If approved by shareholders, the reorganization will add 43 new mutual funds to WELLS FARGO FUNDS and is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve, the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. Proxy materials soliciting approval of these proposed mergers was mailed to WELLS FARGO FUNDS shareholders in November 2004, and a meeting of WELLS FARGO FUNDS shareholders has been scheduled for January 2005. If WELLS FARGO FUNDS shareholders approve such proposed mergers, the mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

WELLS FARGO MASTER PORTFOLIOS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities of the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, (collectively the "Portfolios"), eleven portfolios constituting Wells Fargo Master Trust, including the portfolios of investments as of September 30, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 252 to 257, and the financial highlights for the periods presented on pages 258 to 259. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of the Wells Fargo Master Trust as of September 30, 2004, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2004

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com or visiting the SEC website at www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE ***    PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Robert C. Brown               Trustee since 1992       Retired.                          None
73
------------------------------------------------------------------------------------------------------------
J. Tucker Morse               Trustee since 1987       Private Investor/Real Estate      None
60                                                     Developer; Chairman of White
                                                       Point Capital, LLC.
------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE ***    PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho                Trustee since 1987       Wake Forest University,           None
62                                                     Calloway School of Business
                                                       and Accountancy, Associate
                                                       Professor of Finance.
------------------------------------------------------------------------------------------------------------
Peter G. Gordon               Trustee since 1998       Chairman, CEO, and Co-            None
62                            (Lead Trustee since      Founder of Crystal Geyser
                              2001)                    Water Company and President
                                                       of Crystal Geyser Roxane Water
                                                       Company.
------------------------------------------------------------------------------------------------------------
Richard M. Leach              Trustee since 1987       Retired. Prior thereto,           None
71                                                     President of Richard M. Leach
                                                       Associates (a financial
                                                       consulting firm).
------------------------------------------------------------------------------------------------------------
Timothy J. Penny              Trustee since 1996       Senior Counselor to the public    None
52                                                     relations firm of Himle-Horner
                                                       and Senior Fellow at the
                                                       Humphrey Institute,
                                                       Minneapolis, Minnesota (a
                                                       public policy organization).
------------------------------------------------------------------------------------------------------------
Donald C. Willeke             Trustee since 1996       Principal in the law firm of      None
64                                                     Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE        PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch              President since          Executive Vice President of       None
45                            2003                     Wells Fargo Bank, N.A.
                                                       President of Wells Fargo Funds
                                                       Management, LLC. Senior Vice
                                                       President and Chief
                                                       Administrative Officer of
                                                       Wells Fargo Funds
                                                       Management, LLC
                                                       from 2001 to 2003. Vice
                                                       President of Wells Fargo Bank,
                                                       N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo            Treasurer since 2003     Senior Vice President of Wells    None
35                                                     Fargo Bank, N.A. Senior Vice
                                                       President of Operations for
                                                       Wells Fargo Funds
                                                       Management, LLC. Prior
                                                       thereto, Operations Manager
                                                       at Scudder Weisel Capital,
                                                       LLC (2000 to 2001), Director
                                                       of Shareholder Services at
                                                       BISYS Fund Services (1999 to
                                                       2000) and Assistant Vice
                                                       President of Operations with
                                                       Nicholas-Applegate Capital
                                                       Management (1993 to 1999).
------------------------------------------------------------------------------------------------------------
C. David Messman              Secretary since 2000     Vice President and Managing       None
44                                                     Senior Counsel of Wells Fargo
                                                       Bank, N.A. Senior Vice
                                                       President and Secretary of
                                                       Wells Fargo Funds
                                                       Management, LLC.
                                                       Vice President and Senior
                                                       Counsel of Wells Fargo Bank,
                                                       N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                              WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

More information about WELLS FARGO       This report and the financial
FUNDS(R) is available free upon          statements contained herein are
request. To obtain literature, please    submitted for the general information
write or call:                           of the shareholders of the WELLS FARGO
                                         FUNDS. If this report is used for
WELLS FARGO FUNDS                        Promotional purposes, distribution of
Po Box 8266                              the report must be accompanied or
Boston, MA 02266-8266                    preceded by a current prospectus. For a
                                         prospectus containing more complete
WELLS FARGO FUNDS Investor Services:     information, including charges and
1-800-222-8222 or visit our web site     expenses, call 1-800-222-8222. Please
at www.wellsfargofunds.com.              consider the investment objectives,
                                         risks, charges and expenses of the
                                         investment carefully before investing.
                                         This and other information about WELLS
                                         FARGO FUNDS can be found in the current
                                         prospectus. Read the prospectus
                                         carefully before you invest or send
                                         money.

                                         Wells Fargo Funds Management, LlC, a
                                         wholly-owned subsidiary of Wells Fargo
                                         & Company, provides investment advisory
                                         and administrative services for the
                                         WELLS FARGO FUNDS. Other affiliates of
                                         Wells Fargo & Company provide
                                         sub-advisory and other services for the
                                         funds. The funds are distributed by
                                         STEPHENS INC., Member NYSE/SIPC. Wells
                                         Fargo & Company and its affiliates are
                                         not affiliated with Stephens Inc.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 001 (11/04)




                               [GRAPHIC OMITTED]



ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, September 30, 2004, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2003 and September 30, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended September 30, 2003 and September 30, 2004, the Audit Fees were $246,696 and $258,770, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2003 and September 30, 2004 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2003 and September 30, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended September 30, 2003 and September 30, 2004, the Tax Fees were $73,000 and $76,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended September 30, 2003 and September 30, 2004, the Tax Fees were $40,409 and $42,000, respectively. The incurred Tax Fees are comprised of tax return fees.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2003 and September 30, 2004

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2003 and September 30, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended September 30, 2003 and September 30, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended September 30, 2003 and September 30, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $57,120 and $25,000 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Master Trust

                                                     By: /s/Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

Date: November 22, 2004









































                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Master Trust

                                                     By: /s/Stacie D. DeAngelo

                                                            Stacie D. DeAngelo
                                                            Treasurer

Date: November 22, 2004